UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Steven I. Koszalka
American Funds Target Date Retirement Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series®

[photo of a man standing on a rock - trees in front of him]

Semi-annual report for the six months ended April 30, 2012

American Funds Target Date Retirement Series seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2012 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2012.

				Gross	Net
Class A shares	1 year	5 years	Lifetime*	expense ratio	expense ratio
American Funds 2055 Target
Date Retirement Fund®	–2.64%	—	7.71%	1.16%	0.79%
American Funds 2050 Target
Date Retirement Fund®	–2.73	1.11%	1.08	0.89	0.79
American Funds 2045 Target
Date Retirement Fund®	–2.73	1.09	1.08	0.89	0.79
American Funds 2040 Target
Date Retirement Fund®	–2.71	1.10	1.09	0.87	0.77
American Funds 2035 Target
Date Retirement Fund®	–2.50	1.11	1.09	0.87	0.77
American Funds 2030 Target
Date Retirement Fund®	–2.31	1.16	1.14	0.88	0.78
American Funds 2025 Target
Date Retirement Fund®	–1.95	0.97	0.98	0.86	0.76
American Funds 2020 Target
Date Retirement Fund®	–1.31	0.97	0.97	0.85	0.75
American Funds 2015 Target
Date Retirement Fund®	–1.01	1.29	1.30	0.83	0.73
American Funds 2010 Target
Date Retirement Fund®	–0.21	1.43	1.44	0.84	0.74

*Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series prospectus dated January 1, 2012.

The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing certain expenses in all share classes of American Funds 2055 Target Date Retirement Fund. In addition, the investment adviser has for the most recent fiscal year reimbursed certain expenses for the R-1 share class of the target date funds. The R-1 share class reimbursements were discontinued effective January 1, 2012. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver and any current reimbursements, without which they would have been higher. It is expected that the waiver for all funds and the reimbursements for American Funds 2055 Target Date Retirement Fund will be in effect at least through December 31, 2012. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. The waiver may only be modified or terminated with the approval of the series’ board of trustees.

Refer to the series prospectus for details.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities FundSM are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

[photo of a man standing on a rock - trees in front of him]

We’re pleased to present the semi-annual report for the American Funds Target Date Retirement Series for the six-month period ended April 30, 2012. Before discussing the funds’ results, we think it would be helpful to review how the funds in the series work.

Understanding your fund

The funds in this series are designed to meet the needs of individuals who are saving for — or living in — retirement. Each fund seeks to balance long-term needs for growth, income and stability. Each of the target date funds is a diversified blend of individual American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds.

The 10 target date funds manage risk over time, adjusting the mix of assets as their target retirement dates approach and pass. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from stock market volatility, the funds will increasingly emphasize income-oriented funds.

[Begin Sidebar]
Results at a glance (for periods ended April 30, 2012, with all distributions reinvested)

			Average annual
	Total returns		total returns
					Lifetime
	6 months	1 year	5 years		(since 2/1/07)

American Funds Target Date Retirement Series (Class A shares):
2055 Fund	9.68%	–0.17%	—		10.29	%*
2050 Fund	9.64	–0.18	1.57%		2.21
2045 Fund	9.63	–0.23	1.57		2.21
2040 Fund	9.62	–0.22	1.57		2.22
2035 Fund	9.62	–0.07	1.55		2.22
2030 Fund	9.52	0.20	1.63		2.28
2025 Fund	9.16	0.84	1.47		2.13
2020 Fund	7.65	1.86	1.51		2.15
2015 Fund	6.87	2.68	1.91		2.50
2010 Fund	6.19	3.65	2.05		2.63
Standard & Poor’s 500 Composite Index	12.76	4.73	1.01		1.53
MSCI All Country World ex USA Index	2.97	–12.48	–2.30		–0.95
Barclays U.S. Aggregate Index	2.44	7.54	6.37		6.49
Lipper Mixed-Asset Target Indexes:
2050+ Funds Index	8.60	–1.72	–0.03	†	0.55	†
2045 Funds Index	9.08	–1.54	–0.08	†	0.49	†
2040 Funds Index	8.49	–1.90	0.12		0.75
2035 Funds Index	8.85	–1.63	0.12	†	0.71	†
2030 Funds Index	7.61	–0.84	0.73		1.35
2025 Funds Index	7.77	–0.14	0.71	†	1.19	†
2020 Funds Index	6.52	0.72	2.33		2.70
2015 Funds Index	5.47	1.85	2.34		2.74
2010 Funds Index	5.16	1.89	2.90		3.27

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity market results, excluding the United States. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments.

*For the period February 1, 2010, commencement of operations, through April 30, 2012.
† The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.
[End Sidebar]

The past six months

Driven by a strengthening economic environment and a powerful stock market rally, the funds in the series posted solid results for the six-month period. The funds’ gains ranged from 6.2% to 9.7%. (Please see the table on the previous page for more information.)

An improving economy set a positive backdrop for the financial markets. The U.S. gross domestic product (GDP) grew at an annual rate of 3.0% in the fourth quarter of 2011 before slowing to an estimated 1.9% in the first quarter of 2012. Jobs growth picked up steam early in 2012, bringing the unemployment rate down to 8.1% at the end of April. Inflation remained moderate, with the Consumer Price Index, a key measure of inflation, increasing slightly to 1.6% for the six months ended April 30, 2012. Short-term interest rates continued to hover near all-time lows, as the Federal Reserve maintained its target federal funds rate (the rate banks charge each other for overnight loans) at 0.00% to 0.25%, and indicated that it expects to keep interest rates near zero through 2014.

The U.S. stock market posted strong gains during the period, with Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) moving up 12.8%. Weighed down by euro zone debt concerns and other geopolitical issues, international markets were not nearly as robust as the U.S., with the MSCI All Country World ex USA Index (a leading benchmark for developed and emerging markets outside of the U.S.) advancing 3.0% for the six months.

The overall bond market registered positive results during the reporting period, with the Barclays U.S. Aggregate Index (a measure of the broad fixed-income market) gaining 2.4%. While most sectors of the bond market advanced, investors’ appetite for risk returned, and the best results were generated by the high-yield sector, as reflected by the Credit Suisse High Yield Index increasing 6.8%. (Please note that all of the indexes mentioned in this letter are unmanaged.)

As stocks outpaced bonds by a fairly wide margin, the best results in the series were among the later dated funds (i.e., those furthest away from their retirement target date), as they favor growth-oriented underlying funds.

A long-term focus

As described earlier, the series is built for the long term — it’s designed to help investors save for their retirement. Since individuals could accumulate assets over the course of several decades, and then withdraw assets during a retirement that could last several decades, it’s instructive to consider the funds’ results over longer periods of time.

The table on page 1 shows the average annual total returns for the funds for their lifetime. The series was launched February 1, 2007 (except for the 2055 Fund, which commenced operations February 1, 2010). All funds posted positive results since their inception, despite a particularly challenging environment. You’ll note that this period encompassed the Great Recession, a financial crisis and a sharp stock market downturn. The very diverse nature of the funds helped them weather the short-term bumps in the financial markets.

We appreciate the fact that you’ve chosen an American Funds target date fund for your investment portfolio. As always, we’re grateful for the confidence you have placed in us and look forward to reporting to you again at the end of the fiscal year.

Cordially,

/s/ John H. Smet

John H. Smet
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

June 14, 2012

For current information about the series, visit americanfunds.com.

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 4 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2012. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

[begin bar chart]
Target Date Portfolio	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	20	15	5
Growth-and-income funds	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40
Bonds funds	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60
[end bar chart]

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals.

American Funds 2055 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2055.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	271,915	$5,802	7.0%
EuroPacific Growth Fund, Class R-6	84,327	3,316	4.0
The Growth Fund of America, Inc., Class R-6	176,426	5,803	7.0
The New Economy Fund, Class R-6	119,876	3,316	4.0
New Perspective Fund, Inc., Class R-6	195,113	5,803	7.0
New World Fund, Inc., Class R-6	63,891	3,316	4.0
SMALLCAP World Fund, Inc., Class R-6	149,399	5,803	7.0
		33,159	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	238,896	6,632	8.0
Capital World Growth and Income Fund, Inc., Class R-6	164,338	5,803	7.0
Fundamental Investors, Class R-6	169,091	6,632	8.0
International Growth and Income Fund, Class R-6	112,862	3,316	4.0
The Investment Company of America, Class R-6	249,522	7,460	9.0
Washington Mutual Investors Fund, Class R-6	243,655	7,460	9.0
		37,303	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	167,977	3,316	4.0
Capital Income Builder, Class R-6	48,131	2,487	3.0
The Income Fund of America, Class R-6	141,785	2,487	3.0
		8,290	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	286,840	4,145	5.0

Total investment securities (cost: $79,263,000)		82,897	100.0
Other assets less liabilities		(35)	-

Net assets		$82,862	100.0%

See Notes to Financial Statements

American Funds 2050 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	1,771,340	$37,801	7.0%
EuroPacific Growth Fund, Class R-6	549,224	21,596	4.0
The Growth Fund of America, Inc., Class R-6	1,149,298	37,800	7.0
The New Economy Fund, Class R-6	780,954	21,601	4.0
New Perspective Fund, Inc., Class R-6	1,271,029	37,800	7.0
New World Fund, Inc., Class R-6	414,272	21,505	4.0
SMALLCAP World Fund, Inc., Class R-6	973,234	37,800	7.0
		215,903	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	1,556,470	43,208	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,070,860	37,812	7.0
Fundamental Investors, Class R-6	1,098,654	43,089	8.0
International Growth and Income Fund, Class R-6	734,100	21,568	4.0
The Investment Company of America, Class R-6	1,625,686	48,608	9.0
Washington Mutual Investors Fund, Class R-6	1,587,404	48,606	9.0
		242,891	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,093,734	21,590	4.0
Capital Income Builder, Class R-6	313,388	16,193	3.0
The Income Fund of America, Class R-6	923,189	16,193	3.0
		53,976	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,867,674	26,988	5.0

Total investment securities (cost: $487,750,000)		539,758	100.0
Other assets less liabilities		(107)	-

Net assets		$539,651	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	1,853,860	$39,561	7.0%
EuroPacific Growth Fund, Class R-6	574,936	22,607	4.0
The Growth Fund of America, Inc., Class R-6	1,202,839	39,561	7.0
The New Economy Fund, Class R-6	817,299	22,607	4.0
New Perspective Fund, Inc., Class R-6	1,330,241	39,561	7.0
New World Fund, Inc., Class R-6	435,494	22,607	4.0
SMALLCAP World Fund, Inc., Class R-6	1,018,573	39,561	7.0
		226,065	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	1,628,711	45,213	8.0
Capital World Growth and Income Fund, Inc., Class R-6	1,120,402	39,561	7.0
Fundamental Investors, Class R-6	1,152,805	45,213	8.0
International Growth and Income Fund, Class R-6	769,452	22,606	4.0
The Investment Company of America, Class R-6	1,701,158	50,865	9.0
Washington Mutual Investors Fund, Class R-6	1,661,157	50,865	9.0
		254,323	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	1,145,213	22,607	4.0
Capital Income Builder, Class R-6	328,138	16,955	3.0
The Income Fund of America, Class R-6	966,641	16,955	3.0
		56,517	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,955,580	28,258	5.0

Total investment securities (cost: $504,891,000)		565,163	100.0
Other assets less liabilities		36	-

Net assets		$565,199	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	3,550,726	$75,772	7.0%
EuroPacific Growth Fund, Class R-6	1,101,184	43,299	4.0
The Growth Fund of America, Inc., Class R-6	2,303,815	75,772	7.0
The New Economy Fund, Class R-6	1,565,386	43,299	4.0
New Perspective Fund, Inc., Class R-6	2,547,831	75,772	7.0
New World Fund, Inc., Class R-6	834,108	43,299	4.0
SMALLCAP World Fund, Inc., Class R-6	1,950,888	75,773	7.0
		432,986	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Class R-6	3,119,493	86,597	8.0
Capital World Growth and Income Fund, Inc., Class R-6	2,145,921	75,772	7.0
Fundamental Investors, Class R-6	2,207,984	86,597	8.0
International Growth and Income Fund, Class R-6	1,473,743	43,299	4.0
The Investment Company of America, Class R-6	3,258,253	97,422	9.0
Washington Mutual Investors Fund, Class R-6	3,181,638	97,422	9.0
		487,109	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Class R-6	2,193,443	43,298	4.0
Capital Income Builder, Class R-6	628,487	32,474	3.0
The Income Fund of America, Class R-6	1,851,421	32,474	3.0
		108,246	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	3,745,550	54,123	5.0

Total investment securities (cost: $966,245,000)		1,082,464	100.0
Other assets less liabilities		(647)	-

Net assets		$1,081,817	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	40.0
Equity-income and Balanced funds	15.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	4,013,437	$85,647	7.0%
EuroPacific Growth Fund, Class R-6	1,244,685	48,941	4.0
The Growth Fund of America, Inc., Class R-6	2,604,036	85,647	7.0
The New Economy Fund, Class R-6	1,769,378	48,941	4.0
New Perspective Fund, Inc., Class R-6	2,879,850	85,647	7.0
New World Fund, Inc., Class R-6	942,805	48,941	4.0
SMALLCAP World Fund, Inc., Class R-6	2,205,117	85,646	7.0
		489,410	40.0

Growth-and-income funds - 40.0%
American Mutual Fund, Class R-6	3,085,481	85,653	7.0
Capital World Growth and Income Fund, Inc., Class R-6	2,079,233	73,418	6.0
Fundamental Investors, Class R-6	2,183,961	85,655	7.0
International Growth and Income Fund, Class R-6	1,664,669	48,908	4.0
The Investment Company of America, Class R-6	3,273,853	97,888	8.0
Washington Mutual Investors Fund, Class R-6	3,196,871	97,888	8.0
		489,410	40.0

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Class R-6	3,099,101	61,176	5.0
Capital Income Builder, Class R-6	1,183,980	61,176	5.0
The Income Fund of America, Class R-6	3,487,813	61,177	5.0
		183,529	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	4,233,650	61,176	5.0

Total investment securities (cost: $1,102,158,000)		1,223,525	100.0
Other assets less liabilities		(770)	-

Net assets		$1,222,755	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 40.0%
AMCAP Fund, Class R-6	5,954,912	$127,078	7.0%
EuroPacific Growth Fund, Class R-6	1,846,943	72,622	4.0
The Growth Fund of America, Inc., Class R-6	3,863,722	127,078	7.0
The New Economy Fund, Class R-6	2,619,152	72,446	4.0
New Perspective Fund, Inc., Class R-6	4,273,029	127,080	7.0
New World Fund, Inc., Class R-6	1,398,201	72,580	4.0
SMALLCAP World Fund, Inc., Class R-6	3,271,828	127,078	7.0
		725,962	40.0

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	3,924,482	108,942	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,569,349	90,724	5.0
Fundamental Investors, Class R-6	2,778,041	108,955	6.0
International Growth and Income Fund, Class R-6	1,846,830	54,260	3.0
The Investment Company of America, Class R-6	4,250,591	127,093	7.0
Washington Mutual Investors Fund, Class R-6	4,743,360	145,242	8.0
		635,216	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	7,355,233	145,193	8.0
Capital Income Builder, Class R-6	2,107,494	108,894	6.0
The Income Fund of America, Class R-6	6,208,337	108,894	6.0
		362,981	20.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	6,279,944	90,745	5.0

Total investment securities (cost: $1,627,854,000)		1,814,904	100.0
Other assets less liabilities		(735)	-

Net assets		$1,814,169	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	35.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	10.0

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.0%
AMCAP Fund, Class R-6	5,139,817	$109,684	6.0%
EuroPacific Growth Fund, Class R-6	1,854,163	72,906	4.0
The Growth Fund of America, Inc., Class R-6	3,334,865	109,684	6.0
The New Economy Fund, Class R-6	1,975,369	54,639	3.0
New Perspective Fund, Inc., Class R-6	4,301,727	127,933	7.0
New World Fund, Inc., Class R-6	1,054,028	54,713	3.0
SMALLCAP World Fund, Inc., Class R-6	2,823,988	109,684	6.0
		639,243	35.0

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	3,948,539	109,612	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,586,785	91,339	5.0
Fundamental Investors, Class R-6	2,794,785	109,612	6.0
International Growth and Income Fund, Class R-6	1,860,653	54,666	3.0
The Investment Company of America, Class R-6	4,276,774	127,875	7.0
Washington Mutual Investors Fund, Class R-6	4,772,686	146,140	8.0
		639,244	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	7,401,864	146,113	8.0
Capital Income Builder, Class R-6	2,120,855	109,585	6.0
The Income Fund of America, Class R-6	6,247,696	109,584	6.0
		365,282	20.0

Bond funds - 10.0%
U.S. Government Securities Fund, Class R-6	12,639,515	182,641	10.0

Total investment securities (cost: $1,678,525,000)		1,826,410	100.0
Other assets less liabilities		(236)	-

Net assets		$1,826,174	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	20.0%
Growth-and-income funds	35.0
Equity-income and Balanced funds	20.0
Bond funds	25.0

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 20.0%
AMCAP Fund, Class R-6	4,017,853	$85,741	4.0%
EuroPacific Growth Fund, Class R-6	1,629,622	64,077	3.0
The Growth Fund of America, Inc., Class R-6	2,607,130	85,749	4.0
New Perspective Fund, Inc., Class R-6	3,598,824	107,029	5.0
New World Fund, Inc., Class R-6	410,362	21,302	1.0
SMALLCAP World Fund, Inc., Class R-6	1,656,420	64,335	3.0
		428,233	20.0

Growth-and-income funds - 35.0%
American Mutual Fund, Class R-6	4,628,598	128,490	6.0
Capital World Growth and Income Fund, Inc., Class R-6	3,032,515	107,078	5.0
Fundamental Investors, Class R-6	3,275,047	128,447	6.0
International Growth and Income Fund, Class R-6	2,184,375	64,177	3.0
The Investment Company of America, Class R-6	5,013,429	149,902	7.0
Washington Mutual Investors Fund, Class R-6	5,594,812	171,313	8.0
		749,407	35.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	8,677,457	171,293	8.0
Capital Income Builder, Class R-6	2,486,351	128,470	6.0
The Income Fund of America, Class R-6	7,324,387	128,469	6.0
		428,232	20.0

Bond funds - 25.0%
American Funds Mortgage Fund, Class R-6*	10,495,895	107,058	5.0
Capital World Bond Fund, Class R-6	5,061,850	107,058	5.0
Intermediate Bond Fund of America, Class R-6	7,814,462	107,058	5.0
U.S. Government Securities Fund, Class R-6	14,817,734	214,117	10.0
		535,291	25.0

Total investment securities (cost: $2,017,530,000)		2,141,163	100.0
Other assets less liabilities		532	-

Net assets		$2,141,695	100.0%

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2012 (000)
American Funds Mortgage Fund, Class R-6	9,218,326	1,499,280	221,711	10,495,895	$742	107,058

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	15.0%
Growth-and-income funds	30.0
Equity-income and Balanced funds	20.0
Bond funds	35.0

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 15.0%
AMCAP Fund, Class R-6	2,885,731	$61,581	4.0%
EuroPacific Growth Fund, Class R-6	1,172,459	46,101	3.0
The Growth Fund of America, Inc., Class R-6	1,404,437	46,192	3.0
New Perspective Fund, Inc., Class R-6	2,588,059	76,969	5.0
		230,843	15.0

Growth-and-income funds - 30.0%
American Mutual Fund, Class R-6	3,326,317	92,338	6.0
Capital World Growth and Income Fund, Inc., Class R-6	2,179,241	76,949	5.0
Fundamental Investors, Class R-6	1,961,985	76,949	5.0
International Growth and Income Fund, Class R-6	1,047,416	30,773	2.0
The Investment Company of America, Class R-6	3,088,246	92,339	6.0
Washington Mutual Investors Fund, Class R-6	3,015,629	92,339	6.0
		461,687	30.0

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Class R-6	6,244,167	123,260	8.0
Capital Income Builder, Class R-6	1,786,208	92,293	6.0
The Income Fund of America, Class R-6	5,258,722	92,238	6.0
		307,791	20.0

Bond funds - 35.0%
American Funds Mortgage Fund, Class R-6*	7,535,699	76,864	5.0
The Bond Fund of America, Class R-6	6,036,700	76,847	5.0
Capital World Bond Fund, Class R-6	3,641,124	77,010	5.0
Intermediate Bond Fund of America, Class R-6	11,237,727	153,957	10.0
U.S. Government Securities Fund, Class R-6	10,654,438	153,957	10.0
		538,635	35.0

Total investment securities (cost: $1,472,773,000)		1,538,956	100.0
Other assets less liabilities		159	-

Net assets		$1,539,115	100.0%

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2012 (000)
American Funds Mortgage Fund, Class R-6	6,961,730	723,757	149,788	7,535,699	$548	$76,864

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, April 30, 2012
unaudited

[begin pie chart]
Percent of net assets
Growth funds	5.0%
Growth-and-income funds	25.1
Equity-income and Balanced funds	25.0
Bond funds	44.9

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 5.0%
AMCAP Fund, Class R-6	910,818	$19,437	2.0%
The Growth Fund of America, Inc., Class R-6	295,238	9,710	1.0
New Perspective Fund, Inc., Class R-6	651,600	19,379	2.0
		48,526	5.0

Growth-and-income funds - 25.1%
American Mutual Fund, Class R-6	2,092,631	58,091	6.1
Capital World Growth and Income Fund, Inc., Class R-6	1,097,890	38,767	4.0
Fundamental Investors, Class R-6	988,389	38,765	4.0
International Growth and Income Fund, Class R-6	328,169	9,642	1.0
The Investment Company of America, Class R-6	1,619,698	48,429	5.0
Washington Mutual Investors Fund, Class R-6	1,581,613	48,429	5.0
		242,123	25.1

Equity-income and Balanced funds - 25.0%
American Balanced Fund, Class R-6	3,436,157	67,830	7.0
Capital Income Builder, Class R-6	1,686,669	87,150	9.0
The Income Fund of America, Class R-6	4,968,654	87,150	9.0
		242,130	25.0

Bond funds - 44.9%
American Funds Mortgage Fund, Class R-6*	9,418,755	96,071	9.9
American High-Income Trust, Class R-6	4,392,522	48,493	5.0
The Bond Fund of America, Class R-6	7,563,737	96,286	10.0
Capital World Bond Fund, Class R-6	2,287,217	48,375	5.0
Intermediate Bond Fund of America, Class R-6	7,016,888	96,131	10.0
U.S. Government Securities Fund, Class R-6	3,329,546	48,112	5.0
		433,468	44.9

Total investment securities (cost: $953,839,000)		966,247	100.0
Other assets less liabilities		(507)	-

Net assets		$965,740	100.0%

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2012 (000)
American Funds Mortgage Fund, Class R-6	8,767,191	965,954	314,390	9,418,755	$699	$96,071

See Notes to Financial Statements

Financial statements

					unaudited
Statements of assets and liabilities			(dollars and shares in thousands, except per-share amounts)
at April 30, 2012
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$82,897	$539,758	$565,163	$1,082,464	$1,223,525
Affiliated issuer	-	-	-	-	-
Receivables for:
Sales of investments	-	827	3,855	4,513	5,097
Sales of fund's shares	409	1,592	1,863	2,732	2,397
Dividends	_*	3	3	6	8
Total assets	83,306	542,180	570,884	1,089,715	1,231,027

Liabilities:
Payables for:
Purchases of investments	311	-	-	-	-
Repurchases of fund's shares	79	2,133	5,255	7,100	7,341
Services provided by related parties	51	391	425	791	923
Trustees' deferred compensation	_*	2	2	4	5
Other	3	3	3	3	3
Total liabilities	444	2,529	5,685	7,898	8,272
Net assets at April 30, 2012	$82,862	$539,651	$565,199	$1,081,817	$1,222,755

Net assets consist of:
Capital paid in on shares of beneficial interest	$78,545	$483,454	$499,841	$956,934	$1,091,889
Undistributed net investment income	107	686	702	1,476	1,844
Undistributed net realized gain	576	3,503	4,384	7,188	7,655
Net unrealized appreciation	3,634	52,008	60,272	116,219	121,367
Net assets at April 30, 2012	$82,862	$539,651	$565,199	$1,081,817	$1,222,755

Investment securities, at cost:
Unaffiliated issuers	$79,263	$487,750	$504,891	$966,245	$1,102,158
Affiliated issuer	-	-	-	-	-

Shares of beneficial interest issued and outstanding (no stated par value) --
unlimited shares authorized
Class A:
Net assets	$31,343	$200,183	$188,530	$369,655	$414,214
Shares outstanding	2,643	20,632	19,058	37,331	42,148
Net asset value per share	$11.86	$9.70	$9.89	$9.90	$9.83
Class R-1:
Net assets	$247	$3,552	$4,928	$10,746	$11,748
Shares outstanding	21	371	505	1,101	1,215
Net asset value per share	$11.77	$9.57	$9.77	$9.77	$9.67
Class R-2:
Net assets	$21,366	$131,711	$146,788	$253,066	$306,753
Shares outstanding	1,816	13,744	15,060	25,909	31,632
Net asset value per share	$11.76	$9.58	$9.75	$9.77	$9.70
Class R-3:
Net assets	$16,511	$110,411	$128,683	$237,720	$276,546
Shares outstanding	1,398	11,449	13,096	24,141	28,308
Net asset value per share	$11.81	$9.64	$9.83	$9.85	$9.77
Class R-4:
Net assets	$6,437	$59,984	$60,597	$131,404	$127,547
Shares outstanding	543	6,187	6,128	13,278	12,987
Net asset value per share	$11.87	$9.70	$9.89	$9.90	$9.82
Class R-5:
Net assets	$5,599	$22,489	$25,490	$56,640	$62,649
Shares outstanding	470	2,307	2,563	5,691	6,345
Net asset value per share	$11.90	$9.75	$9.94	$9.95	$9.87
Class R-6:
Net assets	$1,359	$11,321	$10,183	$22,586	$23,298
Shares outstanding	114	1,164	1,027	2,276	2,367
Net asset value per share	$11.91	$9.72	$9.91	$9.92	$9.84

*Amount less than one thousand.

					unaudited
Statements of assets and liabilities			(dollars and shares in thousands, except per-share amounts)
at April 30, 2012
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,814,904	$1,826,410	2,034,105	1,462,092	870,176
Affiliated issuer	-	-	107,058	76,864	96,071
Receivables for:
Sales of investments	4,918	4,569	5,696	2,244	817
Sales of fund's shares	3,617	5,077	4,772	3,405	1,447
Dividends	11	22	57	74	87
Total assets	1,823,450	1,836,078	2,151,688	1,544,679	968,598

Liabilities:
Payables for:
Purchases of investments	-	-	-	-	-
Repurchases of fund's shares	7,916	8,545	8,457	4,407	2,207
Services provided by related parties	1,355	1,348	1,522	1,145	640
Trustees' deferred compensation	7	8	11	9	8
Other	3	3	3	3	3
Total liabilities	9,281	9,904	9,993	5,564	2,858
Net assets at April 30, 2012	$1,814,169	$1,826,174	$2,141,695	$1,539,115	$965,740

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,609,658	$1,663,648	$1,997,963	$1,457,109	$941,065
Undistributed net investment income	2,981	2,932	4,501	4,049	4,461
Undistributed net realized gain	14,480	11,709	15,598	11,774	7,806
Net unrealized appreciation	187,050	147,885	123,633	66,183	12,408
Net assets at April 30, 2012	$1,814,169	$1,826,174	$2,141,695	$1,539,115	$965,740

Investment securities, at cost:
Unaffiliated issuers	$1,627,854	$1,678,525	1,914,156	1,398,703	861,072
Affiliated issuer	-	-	103,374	74,070	92,767

Shares of beneficial interest issued and outstanding (no stated par value) --
unlimited shares authorized
Class A:
Net assets	$575,790	$640,057	$773,455	$610,951	$489,836
Shares outstanding	58,211	66,220	80,801	63,505	51,600
Net asset value per share	$9.89	$9.67	$9.57	$9.62	$9.49
Class R-1:
Net assets	$20,796	$13,003	$16,945	$12,877	$3,285
Shares outstanding	2,126	1,361	1,793	1,358	348
Net asset value per share	$9.78	$9.55	$9.45	$9.48	$9.44
Class R-2:
Net assets	$428,674	$429,006	$419,921	$300,056	$133,033
Shares outstanding	43,930	44,995	44,415	31,602	14,159
Net asset value per share	$9.76	$9.53	$9.45	$9.49	$9.40
Class R-3:
Net assets	$414,423	$422,198	$492,168	$360,818	$175,447
Shares outstanding	42,145	43,947	51,699	37,723	18,565
Net asset value per share	$9.83	$9.61	$9.52	$9.57	$9.45
Class R-4:
Net assets	$238,755	$211,424	$298,155	$174,250	$110,618
Shares outstanding	24,150	21,884	31,155	18,119	11,654
Net asset value per share	$9.89	$9.66	$9.57	$9.62	$9.49
Class R-5:
Net assets	$90,243	$77,294	$96,816	$57,145	$37,183
Shares outstanding	9,080	7,960	10,067	5,913	3,899
Net asset value per share	$9.94	$9.71	$9.62	$9.66	$9.54
Class R-6:
Net assets	$45,488	$33,192	$44,235	$23,018	$16,338
Shares outstanding	4,592	3,427	4,611	2,389	1,717
Net asset value per share	$9.91	$9.69	$9.59	$9.64	$9.51

*Amount less than one thousand.

See Notes to Financial Statements

					unaudited
Statements of operations				(dollars in thousands)
for the six months ended April 30, 2012
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$772	$5,988	$6,214	$12,135	$14,059
Affiliated issuer	-	-	-	-	-
Total dividends	772	5,988	6,214	12,135	14,059

Fees and expenses*:
Investment advisory services	32	241	251	487	549
Distribution services	125	973	1,046	1,938	2,256
Transfer agent services	48	391	409	771	890
Reports to shareholders	1	11	11	22	25
Registration statement and prospectus	72	90	95	115	112
Trustees' compensation	_†	2	2	4	4
Auditing and legal	_†	_†	_†	1	1
Custodian	7	7	7	7	7
State and local taxes	_†	_†	_†	_†	_†
Other	_†	2	2	5	6
Total fees and expenses before reimbursements/waivers	285	1,717	1,823	3,350	3,850
Less reimbursements/waivers of fees and expenses:
Investment advisory services	32	241	251	487	549
Administrative services	_†	_†	_†	1	_†
Other	63	-	-	-	-
Total fees and expenses after reimbursements/waivers	190	1,476	1,572	2,862	3,301
Net investment income	582	4,512	4,642	9,273	10,758

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	477	2,690	3,552	5,587	5,805
Affiliated issuer	-	-	-	-	-
Capital gain distributions received	101	811	837	1,641	1,832
Net realized gain	578	3,501	4,389	7,228	7,637
Net unrealized appreciation on investments	4,889	36,938	37,678	74,386	82,375
Net realized gain and unrealized appreciation on investments	5,467	40,439	42,067	81,614	90,012
Net increase in net assets resulting from operations	$6,049	$44,951	$46,709	$90,887	$100,770

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†Amount less than one thousand.

See Notes to Financial Statements

					unaudited
Statements of operations				(dollars in thousands)
for the six months ended April 30, 2012
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$21,553	$21,465	$25,167	$19,074	$14,032
Affiliated issuer	-	-	742	548	699
Total dividends	21,553	21,465	25,909	19,622	14,731

Fees and expenses*:
Investment advisory services	823	827	978	723	462
Distribution services	3,333	3,383	3,771	2,867	1,606
Transfer agent services	1,311	1,335	1,521	1,161	696
Reports to shareholders	37	37	45	34	22
Registration statement and prospectus	129	132	138	121	85
Trustees' compensation	7	7	8	6	4
Auditing and legal	1	2	2	1	1
Custodian	7	7	7	7	7
State and local taxes	1	1	1	1	_†
Other	9	9	11	8	5
Total fees and expenses before reimbursements/waivers	5,658	5,740	6,482	4,929	2,888
Less reimbursements/waivers of fees and expenses:
Investment advisory services	823	827	978	723	462
Administrative services	1	_†	_†	1	_†
Other	-	-	-	-	-
Total fees and expenses after reimbursements/waivers	4,834	4,913	5,504	4,205	2,426
Net investment income	16,719	16,552	20,405	15,417	12,305

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	11,985	7,584	8,402	6,623	4,712
Affiliated issuer	-	-	1,152	861	1,166
Capital gain distributions received	2,506	4,148	6,052	4,281	2,136
Net realized gain	14,491	11,732	15,606	11,765	8,014
Net unrealized appreciation on investments	119,795	116,367	109,509	68,612	35,224
Net realized gain and unrealized appreciation on investments	134,286	128,099	125,115	80,377	43,238
Net increase in net assets resulting from operations	$151,005	$144,651	$145,520	$95,794	$55,543

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets									(dollars in thousands)
	2055 Fund		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011

Operations:
Net investment income	$582	$443	$4,512	$6,265	$4,642	$6,129	$9,273	$12,993	$10,758	$15,334
Net realized gain	578	851	3,501	2,044	4,389	1,797	7,228	4,007	7,637	4,575
Net unrealized appreciation (depreciation) on investments	4,889	(2,042)	36,938	(4,170)	37,678	(4,716)	74,386	(8,364)	82,375	(9,609)
Net increase (decrease) in net assets resulting from operations	6,049	(748)	44,951	4,139	46,709	3,210	90,887	8,636	100,770	10,300

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(313)	(101)	(3,031)	(2,487)	(2,752)	(2,122)	(5,604)	(4,415)	(6,562)	(5,538)
Class R-1	(1)	_†	(31)	(33)	(44)	(36)	(101)	(77)	(120)	(106)
Class R-2	(145)	(35)	(1,220)	(1,216)	(1,379)	(1,207)	(2,422)	(2,199)	(3,157)	(2,884)
Class R-3	(167)	(43)	(1,308)	(1,109)	(1,488)	(1,174)	(2,909)	(2,407)	(3,500)	(2,854)
Class R-4	(53)	(14)	(852)	(625)	(813)	(557)	(1,967)	(1,565)	(1,965)	(1,549)
Class R-5	(72)	(36)	(414)	(284)	(477)	(305)	(1,129)	(867)	(1,178)	(801)
Class R-6	(11)	(2)	(120)	(92)	(124)	(136)	(317)	(286)	(294)	(286)
Total dividends from net investment income	(762)	(231)	(6,976)	(5,846)	(7,077)	(5,537)	(14,449)	(11,816)	(16,776)	(14,018)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(262)	(43)	(38)	(165)	-	(530)	-	(134)	-	(1,131)
Class R-1	(1)	_†	(1)	(3)	-	(15)	-	(4)	-	(31)
Class R-2	(176)	(20)	(26)	(119)	-	(442)	-	(100)	-	(863)
Class R-3	(159)	(22)	(20)	(91)	-	(352)	-	(88)	-	(688)
Class R-4	(45)	(6)	(11)	(41)	-	(139)	-	(47)	-	(315)
Class R-5	(53)	(15)	(5)	(17)	-	(67)	-	(23)	-	(144)
Class R-6	(8)	(1)	(1)	(5)	-	(29)	-	(8)	-	(50)
Long-term net realized gains:
Class A	(50)	-	(616)	(1,773)	(505)	(763)	(1,169)	(888)	(1,333)	(776)
Class R-1	_†	-	(11)	(35)	(13)	(22)	(34)	(24)	(38)	(21)
Class R-2	(34)	-	(411)	(1,277)	(403)	(637)	(817)	(661)	(1,000)	(592)
Class R-3	(31)	-	(323)	(971)	(331)	(505)	(739)	(579)	(850)	(471)
Class R-4	(8)	-	(172)	(441)	(149)	(199)	(412)	(313)	(398)	(216)
Class R-5	(10)	-	(72)	(177)	(75)	(96)	(204)	(153)	(207)	(99)
Class R-6	(1)	-	(21)	(56)	(19)	(42)	(57)	(49)	(51)	(35)
Total distributions from net realized gain	(838)	(107)	(1,728)	(5,171)	(1,495)	(3,838)	(3,432)	(3,071)	(3,877)	(5,432)
Total dividends and distributions paid to shareholders	(1,600)	(338)	(8,704)	(11,017)	(8,572)	(9,375)	(17,881)	(14,887)	(20,653)	(19,450)

Net capital share transactions	26,374	38,718	54,049	105,590	69,099	125,840	99,978	205,759	118,447	217,573

Total increase in net assets	30,823	37,632	90,296	98,712	107,236	119,675	172,984	199,508	198,564	208,423

Net assets:
Beginning of period	52,039	14,407	449,355	350,643	457,963	338,288	908,833	709,325	1,024,191	815,768
End of period	$82,862	$52,039	$539,651	$449,355	$565,199	$457,963	$1,081,817	$908,833	$1,222,755	$1,024,191

Undistributed net investment income	$107	$287	$686	$3,150	$702	$3,137	$1,476	$6,652	$1,844	$7,862

*Unaudited.
†Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets									(dollars in thousands)
	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011	Six months ended April 30, 2012*	Year ended October 31, 2011

Operations:
Net investment income	$16,719	$24,344	$16,552	$25,162	$20,405	$35,755	$15,417	$28,671	$12,305	$24,938
Net realized gain	14,491	8,810	11,732	11,334	15,606	13,190	11,765	15,022	8,014	16,205
Net unrealized appreciation (depreciation) on investments	119,795	(13,139)	116,367	(10,360)	109,509	(1,556)	68,612	(691)	35,224	(5,221)
Net increase (decrease) in net assets resulting from operations	151,005	20,015	144,651	26,136	145,520	47,389	95,794	43,002	55,543	35,922

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(9,438)	(7,991)	(10,913)	(9,652)	(15,616)	(13,314)	(13,438)	(12,024)	(13,556)	(12,454)
Class R-1	(201)	(192)	(139)	(140)	(227)	(203)	(207)	(207)	(76)	(68)
Class R-2	(4,640)	(4,288)	(4,944)	(4,722)	(6,141)	(5,771)	(4,980)	(4,746)	(3,049)	(2,882)
Class R-3	(5,493)	(4,799)	(5,935)	(5,096)	(8,283)	(7,301)	(6,920)	(6,376)	(4,436)	(4,324)
Class R-4	(3,765)	(2,902)	(3,582)	(2,945)	(5,704)	(4,725)	(3,834)	(3,337)	(3,154)	(2,947)
Class R-5	(2,159)	(1,729)	(1,497)	(1,056)	(2,418)	(1,828)	(1,314)	(944)	(1,262)	(1,394)
Class R-6	(686)	(528)	(508)	(474)	(827)	(790)	(484)	(526)	(500)	(570)
Total dividends from net investment income	(26,382)	(22,429)	(27,518)	(24,085)	(39,216)	(33,932)	(31,177)	(28,160)	(26,033)	(24,639)
Distributions from net realized gain:
Short-term net realized gains:
Class A	-	-	(246)	(1,988)	(75)	(2,776)	(120)	(5,492)	(1,687)	(2,735)
Class R-1	-	-	(5)	(41)	(2)	(58)	(3)	(127)	(12)	(19)
Class R-2	-	-	(169)	(1,372)	(42)	(1,616)	(62)	(2,869)	(492)	(812)
Class R-3	-	-	(158)	(1,222)	(46)	(1,739)	(71)	(3,274)	(620)	(1,061)
Class R-4	-	-	(80)	(608)	(27)	(983)	(34)	(1,511)	(391)	(640)
Class R-5	-	-	(29)	(194)	(10)	(342)	(10)	(387)	(143)	(278)
Class R-6	-	-	(10)	(85)	(4)	(145)	(4)	(212)	(56)	(112)
Long-term net realized gains:
Class A	(2,451)	(596)	(3,009)	(1,203)	(3,838)	(3,281)	(5,057)	(693)	(5,785)	(274)
Class R-1	(84)	(21)	(61)	(25)	(81)	(69)	(111)	(16)	(43)	(2)
Class R-2	(1,861)	(457)	(2,065)	(830)	(2,135)	(1,910)	(2,584)	(362)	(1,687)	(81)
Class R-3	(1,718)	(420)	(1,932)	(739)	(2,353)	(2,056)	(2,983)	(413)	(2,124)	(106)
Class R-4	(971)	(215)	(983)	(368)	(1,397)	(1,161)	(1,433)	(191)	(1,342)	(64)
Class R-5	(486)	(113)	(359)	(118)	(526)	(404)	(438)	(49)	(490)	(28)
Class R-6	(151)	(34)	(119)	(52)	(177)	(172)	(159)	(27)	(191)	(11)
Total distributions from net realized gain	(7,722)	(1,856)	(9,225)	(8,845)	(10,713)	(16,712)	(13,069)	(15,623)	(15,063)	(6,223)
Total dividends and distributions paid to shareholders	(34,104)	(24,285)	(36,743)	(32,930)	(49,929)	(50,644)	(44,246)	(43,783)	(41,096)	(30,862)

Net capital share transactions	144,525	296,817	170,080	290,657	192,502	323,006	96,349	169,792	49,171	26,083

Total increase in net assets	261,426	292,547	277,988	283,863	288,093	319,751	147,897	169,011	63,618	31,143

Net assets:
Beginning of period	1,552,743	1,260,196	1,548,186	1,264,323	1,853,602	1,533,851	1,391,218	1,222,207	902,122	870,979
End of period	$1,814,169	$1,552,743	$1,826,174	$1,548,186	$2,141,695	$1,853,602	$1,539,115	$1,391,218	$965,740	$902,122

Undistributed net investment income	$2,981	$12,644	$2,932	$13,898	$4,501	$23,312	$4,049	$19,809	$4,461	$18,189

*Unaudited.
†Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
      unaudited

1.	Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 42.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

Security valuation – The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure – The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications –   The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2012, all of the investment securities for each fund were classified as Level 1.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Because the funds’ investments are concentrated in the underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher rated debt securities. The market prices of these securities may fluctuate more than the prices of higher quality securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the funds’ investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” As a result, the value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. These risks may be heightened in connection with investments in emerging market countries.

Management — The investment adviser to the funds and the underlying funds actively manages the funds’ investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2007, the year the series commenced operations. 2055  Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2011, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$989	$3,270	$3,137	$6,654	$7,864	$12,647	$14,508	$23,501	$20,064	$21,557
Undistributed long-term capital gain	134	1,620	1,490	3,396	3,895	7,718	8,595	10,575	12,826	11,658

As of April 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Gross unrealized appreciation on investment securities	$3,745	$52,477	$60,272	$116,216	$123,660	$189,386	$151,190	$132,144	$73,913	$28,210
Gross unrealized depreciation on investment securities	(111)	(478)	-	-	(2,293)	(2,343)	(3,305)	(8,555)	(7,730)	(15,951)
Net unrealized appreciation on investments	3,634	51,999	60,272	116,216	121,367	187,043	147,885	123,589	66,183	12,259
Cost of investment securities	79,263	487,759	504,891	966,248	1,102,158	1,627,861	1,678,525	2,017,574	1,472,773	953,988

6.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares, and American Funds Service Company® ("AFS"), the series’ transfer agent.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver will remain in effect through at least December 31, 2012, and can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 42.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of 2055 Fund during its start-up period. This reimbursement will remain in effect through at least December 31, 2012, and can only be modified or terminated with the approval of the series’ board of trustees. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amount reimbursed by CRMC is reflected as other reimbursements.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2012, there were no unreimbursed expenses subject to reimbursement for Class A.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period November 1, 2011, through December 31, 2011, only Class A shares of each fund were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to the funds’ Class R shares through the fees paid by each fund to CRMC under the series’ administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include the funds’ Class R shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services fees may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes of the funds.

CRMC paid AFS on the funds’ behalf for a portion of the transfer agent services fees for Class R-1 shares through December 31, 2011. Effective January 1, 2012, the Class R-1 reimbursements were discontinued.

For the six months ended April 30, 2012, total transfer agent services fees paid by the funds under these agreements were as follows (dollars in thousands):

	Transfer agent services fees paid to AFS	Transfer agent services fees paid to CRMC	Total transfer agent services fees	Transfer agent services reimbursement
2055 Fund	$43	$5	$48	$-	*
2050 Fund	354	37	391	-	*
2045 Fund	371	38	409	-	*
2040 Fund	697	74	771	(1)
2035 Fund	807	83	890	-	*
2030 Fund	1,186	125	1,311	(1)
2025 Fund	1,208	127	1,335	-	*
2020 Fund	1,371	150	1,521	-	*
2015 Fund	1,048	113	1,161	(1)
2010 Fund	624	72	696	-	*
Total	$7,709	$824	$8,533	$(3)
   *Amount less than one thousand.

Amounts were paid to CRMC through its administrative services agreement with the funds. Amounts paid to CRMC by the funds were then paid by CRMC to AFS and other third parties.

Administrative services – The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period November 1, 2011, through December 31, 2011, the agreement applied to all share classes except Class R-6. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.10% (0.05% for Class R-5) of such share class’s respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

During this period, the underlying funds also paid an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments was up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include all share classes. Under the revised agreement, fees for transfer agent services are no longer included as part of the administrative services fee paid by the funds to CRMC. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the agreements described on the previous page for the six months ended April 30, 2012, were as follows (dollars in thousands):

	Distribution services	Transfer agent services		Transfer agent services reimbursement			Distribution services	Transfer agent services	Transfer agent services reimbursement
2055 Fund						2030 Fund
Class A	$24	$15		$-		Class A	$586	$342	$-
Class R-1	1	-	*	-	*	Class R-1	93	11	(1)
Class R-2	61	20		-		Class R-2	1,466	540	-
Class R-3	34	10		-		Class R-3	924	295	-
Class R-4	5	2		-		Class R-4	264	97	-
Class R-5	Not applicable	1		-		Class R-5	Not applicable	24	-
Class R-6	Not applicable	-	*	-		Class R-6	Not applicable	2	-
Total	$125	$48		$-	*	Total	$3,333	$1,311	$(1)
2050 Fund						2025 Fund
Class A	$203	$118		$-		Class A	$672	$379	$-
Class R-1	16	2		-	*	Class R-1	59	7	-	*
Class R-2	448	166		-		Class R-2	1,473	544	-
Class R-3	241	76		-		Class R-3	939	299	-
Class R-4	65	24		-		Class R-4	240	88	-
Class R-5	Not applicable	5		-		Class R-5	Not applicable	17	-
Class R-6	Not applicable	-	*	-		Class R-6	Not applicable	1	-
Total	$973	$391		$-	*	Total	$3,383	$1,335	$-	*
2045 Fund						2020 Fund
Class A	$188	$110		$-		Class A	$805	$465	$-
Class R-1	22	3		-	*	Class R-1	79	10	-	*
Class R-2	495	180		-		Class R-2	1,459	546	-
Class R-3	278	87		-		Class R-3	1,098	354	-
Class R-4	63	23		-		Class R-4	330	121	-
Class R-5	Not applicable	6		-		Class R-5	Not applicable	23	-
Class R-6	Not applicable	-	*	-		Class R-6	Not applicable	2	-
Total	$1,046	$409		$-	*	Total	$3,771	$1,521	$-	*
2040 Fund						2015 Fund
Class A	$360	$216		$-		Class A	$686	$376	$-
Class R-1	50	6		(1)		Class R-1	61	8	(1)
Class R-2	857	313		-		Class R-2	1,074	410	-
Class R-3	525	167		-		Class R-3	841	276	-
Class R-4	146	54		-		Class R-4	205	78	-
Class R-5	Not applicable	14		-		Class R-5	Not applicable	12	-
Class R-6	Not applicable	1		-		Class R-6	Not applicable	1	-
Total	$1,938	$771		$(1)		Total	$2,867	$1,161	$(1)
2035 Fund						2010 Fund
Class A	$417	$244		$-		Class A	$551	$302	$-
Class R-1	53	7		-	*	Class R-1	17	2	-	*
Class R-2	1,042	381		-		Class R-2	488	190	-
Class R-3	604	192		-		Class R-3	418	140	-
Class R-4	140	51		-		Class R-4	132	52	-
Class R-5	Not applicable	14		-		Class R-5	Not applicable	9	-
Class R-6	Not applicable	1		-		Class R-6	Not applicable	1	-
Total	$2,256	$890		$-	*	Total	$1,606	$696	$-	*

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees' compensation
2055 Fund	$188	$5	$193
2050 Fund	1,619	304	1,923
2045 Fund	1,669	239	1,908
2040 Fund	3,289	539	3,828
2035 Fund	3,717	696	4,413
2030 Fund	5,633	1,039	6,672
2025 Fund	5,637	1,191	6,828
2020 Fund	6,759	1,539	8,298
2015 Fund	5,098	1,336	6,434
2010 Fund	3,314	1,107	4,421

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

7.	Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 31, 2012, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund	$30,804	$5,341
2050 Fund	60,536	9,963
2045 Fund	77,402	11,599
2040 Fund	111,834	18,513
2035 Fund	129,281	18,709
2030 Fund	167,532	37,843
2025 Fund	178,642	25,224
2020 Fund	207,902	40,230
2015 Fund	107,762	36,975
2010 Fund	69,288	46,602

8.	Capital share transactions

Capital share transactions in the funds for the six months ended April 31, 2012, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(*)	$13,348	1,173	$35,550	3,837	$37,303	3,948	$61,425	6,495	$61,276	6,510
Reinvestments of dividends and distributions	624	58	3,675	418	3,251	363	6,763	755	7,877	885
Repurchases(*)	(3,744)	(334)	(21,254)	(2,279)	(21,762)	(2,307)	(32,076)	(3,373)	(38,973)	(4,161)
Total Class A transactions	10,228	897	17,971	1,976	18,792	2,004	36,112	3,877	30,180	3,234
Class R-1
Sales(*)	154	13	1,126	121	1,000	108	3,021	329	2,453	267
Reinvestments of dividends and distributions	2	_†	42	5	57	7	135	16	158	18
Repurchases(*)	(1)	_†	(917)	(98)	(484)	(52)	(2,000)	(215)	(1,513)	(164)
Total Class R-1 transactions	155	13	251	28	573	63	1,156	130	1,098	121
Class R-2
Sales(*)	9,947	882	27,751	3,028	34,505	3,710	54,123	5,802	60,648	6,546
Reinvestments of dividends and distributions	354	33	1,656	190	1,780	201	3,235	365	4,154	472
Repurchases(*)	(3,356)	(302)	(23,782)	(2,620)	(21,856)	(2,351)	(37,736)	(4,071)	(39,220)	(4,242)
Total Class R-2 transactions	6,945	613	5,625	598	14,429	1,560	19,622	2,096	25,582	2,776
Class R-3
Sales(*)	11,208	991	28,003	3,040	33,773	3,596	57,243	6,081	64,342	6,885
Reinvestments of dividends and distributions	357	33	1,651	189	1,818	204	3,648	409	4,347	490
Repurchases(*)	(6,930)	(614)	(15,454)	(1,697)	(16,675)	(1,786)	(34,690)	(3,705)	(34,048)	(3,674)
Total Class R-3 transactions	4,635	410	14,200	1,532	18,916	2,014	26,201	2,785	34,641	3,701
Class R-4
Sales(*)	4,325	381	16,069	1,726	19,644	2,069	30,068	3,178	29,159	3,100
Reinvestments of dividends and distributions	106	10	1,035	118	962	107	2,379	266	2,363	266
Repurchases(*)	(1,489)	(131)	(8,155)	(879)	(8,523)	(908)	(18,866)	(1,990)	(16,894)	(1,812)
Total Class R-4 transactions	2,942	260	8,949	965	12,083	1,268	13,581	1,454	14,628	1,554
Class R-5
Sales(*)	1,548	136	4,663	499	5,946	623	12,199	1,277	11,450	1,209
Reinvestments of dividends and distributions	135	12	491	56	552	62	1,333	148	1,384	155
Repurchases(*)	(523)	(46)	(4,307)	(460)	(6,097)	(623)	(16,828)	(1,780)	(9,297)	(967)
Total Class R-5 transactions	1,160	102	847	95	401	62	(3,296)	(355)	3,537	397
Class R-6
Sales(*)	987	86	6,468	695	4,703	494	7,497	791	10,098	1,066
Reinvestments of dividends and distributions	20	2	142	16	143	16	373	41	345	39
Repurchases(*)	(698)	(63)	(404)	(43)	(941)	(99)	(1,268)	(135)	(1,662)	(181)
Total Class R-6 transactions	309	25	6,206	668	3,905	411	6,602	697	8,781	924

Total net increase	$26,374	2,320	$54,049	5,862	$69,099	7,382	$99,978	10,684	$118,447	12,707

See page 30 for footnotes.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(*)	$89,089	9,418	$99,045	10,666	$122,346	13,197	$88,279	9,432	$63,695	6,845
Reinvestments of dividends and distributions	11,868	1,323	14,135	1,602	19,463	2,192	18,504	2,051	20,838	2,318
Repurchases(*)	(55,793)	(5,862)	(62,296)	(6,711)	(81,389)	(8,748)	(71,671)	(7,664)	(45,214)	(4,859)
Total Class A transactions	45,164	4,879	50,884	5,557	60,420	6,641	35,112	3,819	39,319	4,304
Class R-1
Sales(*)	5,783	625	2,422	265	4,471	496	2,517	274	817	89
Reinvestments of dividends and distributions	285	32	205	23	309	35	321	36	130	14
Repurchases(*)	(3,487)	(372)	(1,590)	(175)	(3,061)	(335)	(2,270)	(248)	(970)	(104)
Total Class R-1 transactions	2,581	285	1,037	113	1,719	196	568	62	(23)	(1)
Class R-2
Sales(*)	82,869	8,880	83,740	9,171	80,308	8,791	51,004	5,527	28,432	3,078
Reinvestments of dividends and distributions	6,495	732	7,169	822	8,312	946	7,621	854	5,221	586
Repurchases(*)	(59,793)	(6,426)	(60,536)	(6,645)	(62,598)	(6,873)	(49,453)	(5,358)	(34,769)	(3,773)
Total Class R-2 transactions	29,571	3,186	30,373	3,348	26,022	2,864	9,172	1,023	(1,116)	(109)
Class R-3
Sales(*)	80,661	8,570	104,298	11,301	114,644	12,441	68,763	7,395	39,196	4,235
Reinvestments of dividends and distributions	7,210	808	8,025	915	10,681	1,208	9,974	1,112	7,175	801
Repurchases(*)	(47,125)	(5,047)	(61,945)	(6,712)	(66,825)	(7,268)	(53,590)	(5,773)	(40,403)	(4,366)
Total Class R-3 transactions	40,746	4,331	50,378	5,504	58,500	6,381	25,147	2,734	5,968	670
Class R-4
Sales(*)	50,486	5,327	44,643	4,825	64,004	6,901	46,140	4,964	27,470	2,975
Reinvestments of dividends and distributions	4,736	528	4,645	527	7,128	803	5,301	588	4,887	544
Repurchases(*)	(27,573)	(2,913)	(29,186)	(3,149)	(33,042)	(3,586)	(39,036)	(4,191)	(27,005)	(2,927)
Total Class R-4 transactions	27,649	2,942	20,102	2,203	38,090	4,118	12,405	1,361	5,352	592
Class R-5
Sales(*)	12,666	1,334	13,940	1,490	22,574	2,429	15,256	1,621	7,600	815
Reinvestments of dividends and distributions	2,644	294	1,885	213	2,954	331	1,762	195	1,895	210
Repurchases(*)	(29,970)	(3,256)	(9,356)	(999)	(27,892)	(3,056)	(9,674)	(1,040)	(11,318)	(1,225)
Total Class R-5 transactions	(14,660)	(1,628)	6,469	704	(2,364)	(296)	7,344	776	(1,823)	(200)
Class R-6
Sales(*)	15,069	1,600	12,650	1,364	13,771	1,494	7,577	809	4,724	506
Reinvestments of dividends and distributions	837	93	637	72	1,008	113	648	72	746	83
Repurchases(*)	(2,432)	(261)	(2,450)	(265)	(4,664)	(501)	(1,624)	(172)	(3,976)	(429)
Total Class R-6 transactions	13,474	1,432	10,837	1,171	10,115	1,106	6,601	709	1,494	160

Total net increase	$144,525	15,427	$170,080	18,600	$192,502	21,010	$96,349	10,484	$49,171	5,416

See page 30 for footnotes.

Capital share transactions in the funds for the year ended October 31, 2011, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(*)	$20,821	1,823	$63,972	6,901	$65,203	6,893	$116,188	12,259	$121,895	12,949
Reinvestments of dividends and distributions	144	13	4,413	479	3,407	363	5,420	577	7,428	796
Repurchases(*)	(6,629)	(585)	(30,191)	(3,269)	(23,292)	(2,466)	(48,310)	(5,113)	(56,445)	(6,041)
Total Class A transactions	14,336	1,251	38,194	4,111	45,318	4,790	73,298	7,723	72,878	7,704
Class R-1
Sales(*)	83	7	2,444	267	2,091	223	5,220	561	4,160	449
Reinvestments of dividends and distributions	_†	_†	71	8	73	8	105	11	156	16
Repurchases(*)	(16)	(1)	(2,039)	(227)	(1,511)	(162)	(3,720)	(403)	(1,754)	(188)
Total Class R-1 transactions	67	6	476	48	653	69	1,605	169	2,562	277
Class R-2
Sales(*)	16,790	1,487	50,963	5,564	58,516	6,288	95,478	10,257	107,445	11,591
Reinvestments of dividends and distributions	55	5	2,612	287	2,286	247	2,958	318	4,336	470
Repurchases(*)	(5,760)	(512)	(28,993)	(3,165)	(31,656)	(3,404)	(55,685)	(5,969)	(65,797)	(7,096)
Total Class R-2 transactions	11,085	980	24,582	2,686	29,146	3,131	42,751	4,606	45,984	4,965
Class R-3
Sales(*)	16,529	1,455	45,312	4,913	50,796	5,415	90,773	9,633	100,704	10,753
Reinvestments of dividends and distributions	65	6	2,170	237	2,030	218	3,073	328	4,010	432
Repurchases(*)	(8,596)	(755)	(29,051)	(3,146)	(25,707)	(2,745)	(51,844)	(5,517)	(52,246)	(5,595)
Total Class R-3 transactions	7,998	706	18,431	2,004	27,119	2,888	42,002	4,444	52,468	5,590
Class R-4
Sales(*)	5,959	527	23,777	2,566	23,050	2,444	51,529	5,479	48,828	5,232
Reinvestments of dividends and distributions	20	2	1,107	120	895	95	1,925	205	2,079	223
Repurchases(*)	(3,670)	(325)	(10,452)	(1,138)	(9,154)	(982)	(28,021)	(2,971)	(27,308)	(2,917)
Total Class R-4 transactions	2,309	204	14,432	1,548	14,791	1,557	25,433	2,713	23,599	2,538
Class R-5
Sales(*)	2,136	183	11,643	1,244	12,709	1,342	27,533	2,872	27,113	2,848
Reinvestments of dividends and distributions	51	5	477	52	468	50	1,043	110	1,044	112
Repurchases(*)	(311)	(27)	(3,644)	(393)	(5,504)	(586)	(12,777)	(1,359)	(12,393)	(1,335)
Total Class R-5 transactions	1,876	161	8,476	903	7,673	806	15,799	1,623	15,764	1,625
Class R-6
Sales(*)	1,857	155	4,578	489	6,932	734	12,554	1,330	13,304	1,418
Reinvestments of dividends and distributions	3	_†	154	16	206	21	343	37	371	40
Repurchases(*)	(813)	(76)	(3,733)	(411)	(5,998)	(657)	(8,026)	(870)	(9,357)	(1,036)
Total Class R-6 transactions	1,047	79	999	94	1,140	98	4,871	497	4,318	422

Total net increase	$38,718	3,387	$105,590	11,394	$125,840	13,339	$205,759	21,775	$217,573	23,121

*Includes exchanges between share classes of the fund.
†Amount less than one thousand.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(*)	$165,035	17,416	$192,974	20,800	$239,136	25,918	$189,697	20,343	$141,116	15,202
Reinvestments of dividends and distributions	8,551	912	12,775	1,395	19,280	2,125	18,114	1,982	15,284	1,679
Repurchases(*)	(87,348)	(9,285)	(104,688)	(11,331)	(135,302)	(14,692)	(137,654)	(14,786)	(143,954)	(15,456)
Total Class A transactions	86,238	9,043	101,061	10,864	123,114	13,351	70,157	7,539	12,446	1,425
Class R-1
Sales(*)	8,930	953	4,386	478	6,678	731	5,227	569	1,538	167
Reinvestments of dividends and distributions	212	23	206	23	330	36	350	39	89	10
Repurchases(*)	(6,171)	(657)	(2,736)	(299)	(4,106)	(451)	(4,809)	(520)	(1,339)	(144)
Total Class R-1 transactions	2,971	319	1,856	202	2,902	316	768	88	288	33
Class R-2
Sales(*)	144,434	15,483	150,263	16,442	140,323	15,427	101,805	11,064	53,384	5,810
Reinvestments of dividends and distributions	4,744	511	6,923	764	9,285	1,034	7,976	882	3,775	418
Repurchases(*)	(86,143)	(9,269)	(93,866)	(10,295)	(94,679)	(10,435)	(77,520)	(8,419)	(51,730)	(5,632)
Total Class R-2 transactions	63,035	6,725	63,320	6,911	54,929	6,026	32,261	3,527	5,429	596
Class R-3
Sales(*)	141,574	15,046	143,795	15,615	163,356	17,854	128,265	13,852	73,134	7,903
Reinvestments of dividends and distributions	5,218	559	7,054	773	11,090	1,228	10,054	1,105	5,491	605
Repurchases(*)	(85,727)	(9,171)	(84,934)	(9,307)	(115,167)	(12,607)	(102,539)	(11,076)	(76,260)	(8,253)
Total Class R-3 transactions	61,065	6,434	65,915	7,081	59,279	6,475	35,780	3,881	2,365	255
Class R-4
Sales(*)	85,106	9,034	80,393	8,708	97,752	10,607	61,912	6,658	43,926	4,730
Reinvestments of dividends and distributions	3,117	333	3,917	427	6,866	758	5,036	551	3,651	401
Repurchases(*)	(40,226)	(4,277)	(49,461)	(5,325)	(58,923)	(6,405)	(48,271)	(5,196)	(43,027)	(4,631)
Total Class R-4 transactions	47,997	5,090	34,849	3,810	45,695	4,960	18,677	2,013	4,550	500
Class R-5
Sales(*)	46,160	4,834	39,386	4,207	56,239	6,048	28,789	3,074	24,521	2,617
Reinvestments of dividends and distributions	1,838	195	1,368	149	2,573	283	1,380	150	1,698	186
Repurchases(*)	(22,554)	(2,375)	(23,006)	(2,491)	(27,058)	(2,921)	(17,803)	(1,913)	(25,845)	(2,755)
Total Class R-5 transactions	25,444	2,654	17,748	1,865	31,754	3,410	12,366	1,311	374	48
Class R-6
Sales(*)	22,204	2,342	18,340	1,980	20,817	2,254	15,663	1,682	12,829	1,374
Reinvestments of dividends and distributions	562	60	611	67	1,107	122	764	84	693	76
Repurchases(*)	(12,699)	(1,383)	(13,043)	(1,459)	(16,591)	(1,833)	(16,644)	(1,817)	(12,891)	(1,392)
Total Class R-6 transactions	10,067	1,019	5,908	588	5,333	543	(217)	(51)	631	58

Total net increase	$296,817	31,284	$290,657	31,321	$323,006	35,081	$169,792	18,308	$26,083	2,915

*Includes exchanges between share classes of the fund.
†Amount less than one thousand.

Financial highlights

		Income (loss) from investment operations⁽¹⁾			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return⁽²⁾⁽³⁾	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers⁽⁴⁾		Ratio of expenses to average net assets after reimbursements/ waivers⁽³⁾⁽⁴⁾		Net effective expense ratio⁽⁵⁾		Ratio of net income to average net assets⁽³⁾

American Funds 2055 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$11.14	$.12	$.92	$1.04	$(.16)	$(.16)	$(.32)	$11.86	9.68%	$31,343	.68	%⁽⁸⁾	.38	%⁽⁸⁾	.79	%⁽⁸⁾	2.05	%⁽⁸⁾
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11	19,454	.76		.39		.79		1.57
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.11	1.01	1.12	-	-	-	11.12	11.20	5,507	.89⁽⁸⁾		.36⁽⁸⁾		.78⁽⁸⁾		1.37⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	11.05	.07	.92	.99	(.11)	(.16)	(.27)	11.77	9.20	247	1.41⁽⁸⁾		1.13⁽⁸⁾		1.54⁽⁸⁾		1.25⁽⁸⁾
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51		1.16		1.56		.78
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.04	1.01	1.05	-	-	-	11.05	10.50	17	1.83⁽⁸⁾		1.16⁽⁸⁾		1.58⁽⁸⁾		.58⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	11.04	.08	.91	.99	(.11)	(.16)	(.27)	11.76	9.26	21,366	1.35⁽⁸⁾		1.05⁽⁸⁾		1.46⁽⁸⁾		1.37⁽⁸⁾
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48		1.11		1.51		.79
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.05	1.01	1.06	-	-	-	11.06	10.60	2,466	1.68⁽⁸⁾		1.11⁽⁸⁾		1.53⁽⁸⁾		.60⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	11.09	.10	.92	1.02	(.14)	(.16)	(.30)	11.81	9.53	16,511	1.00⁽⁸⁾		.70⁽⁸⁾		1.11⁽⁸⁾		1.74⁽⁸⁾
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09		.74		1.14		1.13
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.07	1.02	1.09	-	-	-	11.09	10.90	3,126	1.45⁽⁸⁾		.74⁽⁸⁾		1.16⁽⁸⁾		.95⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	11.14	.11	.94	1.05	(.16)	(.16)	(.32)	11.87	9.76	6,437	.67⁽⁸⁾		.38⁽⁸⁾		.79⁽⁸⁾		1.91⁽⁸⁾
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155	.77		.42		.82		1.45
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.11	1.00	1.11	-	-	-	11.11	11.10	873	.89⁽⁸⁾		.42⁽⁸⁾		.84⁽⁸⁾		1.48⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	11.18	.13	.93	1.06	(.18)	(.16)	(.34)	11.90	9.86	5,599	.40⁽⁸⁾		.10⁽⁸⁾		.51⁽⁸⁾		2.38⁽⁸⁾
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117	.51		.11		.51		1.93
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.15	.99	1.14	-	-	-	11.14	11.40	2,311	.45⁽⁸⁾		.12⁽⁸⁾		.54⁽⁸⁾		1.93⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	11.19	.12	.95	1.07	(.19)	(.16)	(.35)	11.91	9.90	1,359	.35⁽⁸⁾		.06⁽⁸⁾		.47⁽⁸⁾		2.10⁽⁸⁾
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992	.24		.06		.46		1.26
10/31/10⁽⁶⁾⁽⁹⁾	10.00	.13	1.01	1.14	-	-	-	11.14	11.40	107	.62⁽⁸⁾		.07⁽⁸⁾		.49⁽⁸⁾		1.66⁽⁸⁾

American Funds 2050 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.04	$.10	$.75	$.85	$(.16)	$(.03)	$(.19)	$9.70	9.64%	$200,183	.50	%⁽⁸⁾	.40	%⁽⁸⁾	.81	%⁽⁸⁾	2.10	%⁽⁸⁾
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	168,621	.49		.39		.79		1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836	.49		.39		.81		1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597	.47		.30		.75		2.34
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.61)	38,350	.44		.25		.67		2.07
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	22,188	.79⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.18⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	8.88	.06	.75	.81	(.09)	(.03)	(.12)	9.57	9.30	3,552	1.26⁽⁸⁾		1.15⁽⁸⁾		1.56⁽⁸⁾		1.29⁽⁸⁾
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28		1.13		1.53		1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32		1.13		1.55		1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)	(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	174	1.95⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.42⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	8.90	.06	.75	.81	(.10)	(.03)	(.13)	9.58	9.24	131,711	1.17⁽⁸⁾		1.07⁽⁸⁾		1.48⁽⁸⁾		1.42⁽⁸⁾
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19		1.09		1.49		1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24		1.11		1.53		.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	11,695	1.56⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.39⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	8.97	.08	.75	.83	(.13)	(.03)	(.16)	9.64	9.48	110,411	.80⁽⁸⁾		.70⁽⁸⁾		1.11⁽⁸⁾		1.77⁽⁸⁾
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952	.82		.72		1.12		1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732	.84		.72		1.14		1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379	.96		.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)	(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.06	1.34	1.40	-	-	-	11.40	14.00	7,383	1.17⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.79⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.03	.10	.76	.86	(.16)	(.03)	(.19)	9.70	9.77	59,984	.49⁽⁸⁾		.39⁽⁸⁾		.80⁽⁸⁾		2.09⁽⁸⁾
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162	.50		.40		.80		1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539	.50		.39		.81		1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598	.57		.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)	(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.08	1.35	1.43	-	-	-	11.43	14.30	2,597	.88⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		.94⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.09	.11	.76	.87	(.18)	(.03)	(.21)	9.75	9.90	22,489	.19⁽⁸⁾		.09⁽⁸⁾		.50⁽⁸⁾		2.42⁽⁸⁾
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117	.19		.09		.49		2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021	.20		.09		.51		2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656	.25		.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)	(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,214	.41⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.28⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.07	.10	.77	.87	(.19)	(.03)	(.22)	9.72	9.86	11,321	.16⁽⁸⁾		.06⁽⁸⁾		.47⁽⁸⁾		2.18⁽⁸⁾
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504	.14		.04		.44		2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679	.14		.04		.46		1.77
10/31/09⁽⁶⁾⁽¹¹⁾	7.00	.04	1.04	1.08	-	-	-	8.08	15.43	376	.08		.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.21	$.10	$.77	$.87	$(.16)	$(.03)	$(.19)	$9.89	9.63%	$188,530	.50	%⁽⁸⁾	.40	%⁽⁸⁾	.81	%⁽⁸⁾	2.09	%⁽⁸⁾
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15	157,029	.49		.39		.79		1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675	.49		.39		.81		1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878	.48		.31		.76		2.26
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_⁽¹²⁾	(.14)	7.15	(36.60)	28,693	.46		.26		.68		1.94
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.32	1.42	-	-	-	11.42	14.20	12,036	1.07⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.18⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.07	.06	.77	.83	(.10)	(.03)	(.13)	9.77	9.23	4,928	1.27⁽⁸⁾		1.16⁽⁸⁾		1.57⁽⁸⁾		1.30⁽⁸⁾
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29		1.14		1.54		.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31		1.13		1.55		1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	_⁽¹²⁾	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	276	2.04⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.32⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.05	.07	.76	.83	(.10)	(.03)	(.13)	9.75	9.30	146,788	1.17⁽⁸⁾		1.07⁽⁸⁾		1.48⁽⁸⁾		1.42⁽⁸⁾
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19		1.09		1.49		1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24		1.11		1.53		.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_⁽¹²⁾	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	5,083	2.15⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.37⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.13	.08	.78	.86	(.13)	(.03)	(.16)	9.83	9.60	128,683	.80⁽⁸⁾		.70⁽⁸⁾		1.11⁽⁸⁾		1.77⁽⁸⁾
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208	.82		.72		1.12		1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383	.84		.72		1.14		1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582	.98		.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_⁽¹²⁾	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.37	1.40	-	-	-	11.40	14.00	6,894	1.37⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.36⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.20	.10	.78	.88	(.16)	(.03)	(.19)	9.89	9.76	60,597	.48⁽⁸⁾		.38⁽⁸⁾		.79⁽⁸⁾		2.08⁽⁸⁾
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726	.50		.40		.80		1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605	.50		.39		.81		1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458	.56		.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	_⁽¹²⁾	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	1,003	1.32⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.18⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.27	.11	.77	.88	(.18)	(.03)	(.21)	9.94	9.87	25,490	.19⁽⁸⁾		.09⁽⁸⁾		.50⁽⁸⁾		2.38⁽⁸⁾
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175	.19		.09		.49		1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802	.20		.09		.51		2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154	.24		.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_⁽¹²⁾	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.35	1.45	-	-	-	11.45	14.50	1,444	.49⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.18⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.24	.11	.78	.89	(.19)	(.03)	(.22)	9.91	9.83	10,183	.16⁽⁸⁾		.06⁽⁸⁾		.47⁽⁸⁾		2.24⁽⁸⁾
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696	.15		.05		.45		2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814	.13		.04		.46		1.60
10/31/09⁽⁶⁾⁽¹¹⁾	7.07	.02	1.08	1.10	-	-	-	8.17	15.56	50	.14		.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.23	$.10	$.76	$.86	$(.16)	$(.03)	$(.19)	$9.90	9.62%	$369,655	.48	%⁽⁸⁾	.38	%⁽⁸⁾	.79	%⁽⁸⁾	2.11	%⁽⁸⁾
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	308,636	.47		.37		.77		1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237,418	.48		.38		.80		1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457	.45		.30		.75		2.32
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)	(.15)	7.14	(36.65)	64,679	.42		.26		.68		1.99
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	29,211	.72⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.16⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.07	.06	.77	.83	(.10)	(.03)	(.13)	9.77	9.35	10,746	1.25⁽⁸⁾		1.14⁽⁸⁾		1.55⁽⁸⁾		1.31⁽⁸⁾
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28		1.13		1.53		.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31		1.12		1.54		.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)	(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	583	1.59⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.33⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.07	.07	.76	.83	(.10)	(.03)	(.13)	9.77	9.36	253,066	1.15⁽⁸⁾		1.05⁽⁸⁾		1.46⁽⁸⁾		1.44⁽⁸⁾
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18		1.08		1.48		1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21		1.11		1.53		.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)	(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	12,716	1.59⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.36⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.16	.08	.77	.85	(.13)	(.03)	(.16)	9.85	9.56	237,720	.79⁽⁸⁾		.69⁽⁸⁾		1.10⁽⁸⁾		1.79⁽⁸⁾
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629	.81		.71		1.11		1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028	.82		.72		1.14		1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089	.89		.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)	(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.04	1.36	1.40	-	-	-	11.40	14.00	16,501	1.03⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.54⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.22	.10	.77	.87	(.16)	(.03)	(.19)	9.90	9.73	131,404	.47⁽⁸⁾		.37⁽⁸⁾		.78⁽⁸⁾		2.11⁽⁸⁾
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018	.48		.38		.78		1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031	.49		.38		.80		1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065	.53		.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)	(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.33	1.43	-	-	-	11.43	14.30	4,537	.72⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.19⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.28	.12	.77	.89	(.19)	(.03)	(.22)	9.95	9.87	56,640	.18⁽⁸⁾		.08⁽⁸⁾		.49⁽⁸⁾		2.48⁽⁸⁾
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123	.18		.08		.48		2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033	.20		.09		.51		1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830	.22		.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)	(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	3,119	.34⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.31⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.26	.11	.77	.88	(.19)	(.03)	(.22)	9.92	9.82	22,586	.14⁽⁸⁾		.04⁽⁸⁾		.45⁽⁸⁾		2.32⁽⁸⁾
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616	.13		.03		.43		2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012	.14		.04		.46		1.82
10/31/09⁽⁶⁾⁽¹³⁾	7.62	.03	.48	.51	-	-	-	8.13	6.69	2,179	.05		.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.17	$.10	$.76	$.86	$(.17)	$(.03)	$(.20)	$9.83	9.62%	$414,214	.48	%⁽⁸⁾	.38	%⁽⁸⁾	.79	%⁽⁸⁾	2.19	%⁽⁸⁾
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	356,943	.47		.37		.77		1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023	.49		.38		.80		1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064	.44		.30		.75		2.37
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	_⁽¹²⁾	(.14)	7.15	(36.58)	94,123	.40		.24		.66		2.01
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.09	1.33	1.42	-	-	-	11.42	14.20	44,324	.65⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.15⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.00	.06	.75	.81	(.11)	(.03)	(.14)	9.67	9.17	11,748	1.25⁽⁸⁾		1.14⁽⁸⁾		1.55⁽⁸⁾		1.42⁽⁸⁾
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27		1.12		1.52		1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30		1.12		1.54		1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	_⁽¹²⁾	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	408	1.62⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.41⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.02	.07	.75	.82	(.11)	(.03)	(.14)	9.70	9.27	306,753	1.15⁽⁸⁾		1.05⁽⁸⁾		1.46⁽⁸⁾		1.52⁽⁸⁾
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18		1.08		1.48		1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21		1.10		1.52		1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	_⁽¹²⁾	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.33	1.36	-	-	-	11.36	13.60	19,489	1.43⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.40⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.11	.09	.74	.83	(.14)	(.03)	(.17)	9.77	9.35	276,546	.79⁽⁸⁾		.69⁽⁸⁾		1.10⁽⁸⁾		1.87⁽⁸⁾
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057	.81		.71		1.11		1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728	.82		.71		1.13		1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546	.86		.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	_⁽¹²⁾	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.05	1.35	1.40	-	-	-	11.40	14.00	25,417	.93⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.64⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.17	.10	.75	.85	(.17)	(.03)	(.20)	9.82	9.52	127,547	.47⁽⁸⁾		.37⁽⁸⁾		.78⁽⁸⁾		2.20⁽⁸⁾
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803	.48		.38		.78		1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769	.49		.38		.80		1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878	.52		.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	_⁽¹²⁾	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.09	1.34	1.43	-	-	-	11.43	14.30	6,325	.65⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.17⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.23	.12	.74	.86	(.19)	(.03)	(.22)	9.87	9.66	62,649	.18⁽⁸⁾		.08⁽⁸⁾		.49⁽⁸⁾		2.49⁽⁸⁾
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885	.18		.08		.48		2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971	.19		.09		.51		2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859	.20		.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	_⁽¹²⁾	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.11	1.34	1.45	-	-	-	11.45	14.50	4,203	.27⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.30⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.20	.11	.76	.87	(.20)	(.03)	(.23)	9.84	9.73	23,298	.14⁽⁸⁾		.04⁽⁸⁾		.45⁽⁸⁾		2.34⁽⁸⁾
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278	.13		.03		.43		2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411	.13		.03		.45		1.65
10/31/09⁽⁶⁾⁽¹¹⁾	7.03	.03	1.06	1.09	-	-	-	8.12	15.36	29	.22		.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.25	$.11	$.75	$.86	$(.17)	$(.05)	$(.22)	$9.89	9.52%	$575,790	.48	%⁽⁸⁾	.38	%⁽⁸⁾	.78	%⁽⁸⁾	2.24	%⁽⁸⁾
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493,241	.48		.38		.78		1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921	.48		.38		.79		1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081	.44		.30		.75		2.45
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	_⁽¹²⁾	(.14)	7.16	(36.30)	130,458	.41		.26		.67		2.10
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.29	1.39	-	-	-	11.39	13.90	61,637	.61⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.22⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.12	.07	.75	.82	(.11)	(.05)	(.16)	9.78	9.07	20,796	1.24⁽⁸⁾		1.13⁽⁸⁾		1.53⁽⁸⁾		1.41⁽⁸⁾
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26		1.11		1.51		1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28		1.10		1.51		1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	_⁽¹²⁾	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.03	1.30	1.33	-	-	-	11.33	13.30	1,973	1.38⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.39⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.10	.07	.75	.82	(.11)	(.05)	(.16)	9.76	9.15	428,674	1.15⁽⁸⁾		1.05⁽⁸⁾		1.45⁽⁸⁾		1.57⁽⁸⁾
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17		1.07		1.47		1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19		1.09		1.50		1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	_⁽¹²⁾	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.04	1.29	1.33	-	-	-	11.33	13.30	25,085	1.35⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.48⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.18	.09	.75	.84	(.14)	(.05)	(.19)	9.83	9.35	414,423	.78⁽⁸⁾		.68⁽⁸⁾		1.08⁽⁸⁾		1.92⁽⁸⁾
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121	.80		.70		1.10		1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041	.82		.71		1.12		1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536	.84		.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	_⁽¹²⁾	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.06	1.31	1.37	-	-	-	11.37	13.70	34,337	.90⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.73⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.24	.10	.77	.87	(.17)	(.05)	(.22)	9.89	9.66	238,755	.46⁽⁸⁾		.36⁽⁸⁾		.76⁽⁸⁾		2.23⁽⁸⁾
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059	.48		.38		.78		1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399	.49		.38		.79		1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883	.50		.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	_⁽¹²⁾	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.30	1.40	-	-	-	11.40	14.00	12,677	.61⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.24⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.30	.13	.76	.89	(.20)	(.05)	(.25)	9.94	9.79	90,243	.17⁽⁸⁾		.07⁽⁸⁾		.47⁽⁸⁾		2.75⁽⁸⁾
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636	.17		.07		.47		2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589	.19		.08		.49		2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913	.20		.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	_⁽¹²⁾	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.11	1.31	1.42	-	-	-	11.42	14.20	5,261	.25⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.42⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.28	.12	.76	.88	(.20)	(.05)	(.25)	9.91	9.76	45,488	.13⁽⁸⁾		.03⁽⁸⁾		.43⁽⁸⁾		2.47⁽⁸⁾
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319	.12		.02		.42		2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766	.14		.03		.44		2.04
10/31/09⁽⁶⁾⁽¹¹⁾	7.05	.04	1.04	1.08	-	-	-	8.13	15.32	5,207	.05		.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.09	$.10	$.71	$.81	$(.18)	$(.05)	$(.23)	$9.67	9.16%	$640,057	.48	%⁽⁸⁾	.38	%⁽⁸⁾	.77	%⁽⁸⁾	2.22	%⁽⁸⁾
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	551,679	.47		.37		.76		1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498	.48		.38		.78		1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939	.45		.30		.73		2.55
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	_⁽¹²⁾	(.14)	7.20	(35.82)	163,525	.40		.25		.66		2.19
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.27	1.37	-	-	-	11.37	13.70	86,450	.60⁽⁸⁾		.35⁽⁸⁾		.77⁽⁸⁾		1.26⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	8.96	.07	.68	.75	(.11)	(.05)	(.16)	9.55	8.59	13,003	1.25⁽⁸⁾		1.14⁽⁸⁾		1.53⁽⁸⁾		1.45⁽⁸⁾
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27		1.12		1.51		1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30		1.12		1.52		1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	_⁽¹²⁾	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	1,118	1.40⁽⁸⁾		1.07⁽⁸⁾		1.49⁽⁸⁾		.49⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	8.94	.07	.69	.76	(.12)	(.05)	(.17)	9.53	8.68	429,006	1.15⁽⁸⁾		1.05⁽⁸⁾		1.44⁽⁸⁾		1.55⁽⁸⁾
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17		1.07		1.46		1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20		1.09		1.49		1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	_⁽¹²⁾	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.04	1.27	1.31	-	-	-	11.31	13.10	29,364	1.33⁽⁸⁾		1.08⁽⁸⁾		1.50⁽⁸⁾		.48⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.03	.09	.69	.78	(.15)	(.05)	(.20)	9.61	8.89	422,198	.78⁽⁸⁾		.68⁽⁸⁾		1.07⁽⁸⁾		1.91⁽⁸⁾
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012	.80		.70		1.09		1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026	.82		.71		1.11		1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594	.83		.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	_⁽¹²⁾	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.06	1.29	1.35	-	-	-	11.35	13.50	45,907	.88⁽⁸⁾		.65⁽⁸⁾		1.07⁽⁸⁾		.74⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.09	.10	.70	.80	(.18)	(.05)	(.23)	9.66	9.06	211,424	.47⁽⁸⁾		.37⁽⁸⁾		.76⁽⁸⁾		2.23⁽⁸⁾
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912	.48		.38		.77		1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150	.49		.38		.78		1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333	.50		.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	_⁽¹²⁾	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.10	1.28	1.38	-	-	-	11.38	13.80	15,153	.57⁽⁸⁾		.32⁽⁸⁾		.74⁽⁸⁾		1.30⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.15	.12	.69	.81	(.20)	(.05)	(.25)	9.71	9.21	77,294	.17⁽⁸⁾		.07⁽⁸⁾		.46⁽⁸⁾		2.52⁽⁸⁾
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377	.17		.07		.46		2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240	.19		.08		.48		2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202	.20		.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	_⁽¹²⁾	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.12	1.28	1.40	-	-	-	11.40	14.00	5,350	.24⁽⁸⁾		.02⁽⁸⁾		.44⁽⁸⁾		1.46⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.13	.11	.71	.82	(.21)	(.05)	(.26)	9.69	9.27	33,192	.13⁽⁸⁾		.03⁽⁸⁾		.42⁽⁸⁾		2.40⁽⁸⁾
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591	.13		.03		.42		2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203	.13		.03		.43		1.82
10/31/09⁽⁶⁾⁽¹¹⁾	7.05	.01	1.02	1.03	-	-	-	8.08	14.61	353	.06		.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.15	$.11	$.57	$.68	$(.21)	$(.05)	$(.26)	$9.57	7.65%	$773,455	.48	%⁽⁸⁾	.38	%⁽⁸⁾	.75	%⁽⁸⁾	2.28	%⁽⁸⁾
10/31/11	9.14	.21	.11	.32	$(.21)	$(.10)	(.31)	9.15	3.50	678,416	.48		.38		.75		2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079	.49		.39		.77		2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311	.44		.30		.72		2.79
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	_⁽¹²⁾	(.14)	7.38	(33.81)	217,608	.42		.28		.68		2.33
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	120,456	.60⁽⁸⁾		.37⁽⁸⁾		.78⁽⁸⁾		1.47⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.00	.07	.57	.64	(.14)	(.05)	(.19)	9.45	7.33	16,945	1.25⁽⁸⁾		1.13⁽⁸⁾		1.50⁽⁸⁾		1.47⁽⁸⁾
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27		1.12		1.49		1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30		1.12		1.50		1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	_⁽¹²⁾	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	1,475	1.40⁽⁸⁾		1.07⁽⁸⁾		1.48⁽⁸⁾		.69⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.01	.07	.57	.64	(.15)	(.05)	(.20)	9.45	7.25	419,921	1.15⁽⁸⁾		1.05⁽⁸⁾		1.42⁽⁸⁾		1.61⁽⁸⁾
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17		1.07		1.44		1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20		1.09		1.47		1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	_⁽¹²⁾	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.06	1.18	1.24	-	-	-	11.24	12.40	40,343	1.29⁽⁸⁾		1.08⁽⁸⁾		1.49⁽⁸⁾		.70⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.08	.09	.58	.67	(.18)	(.05)	(.23)	9.52	7.59	492,168	.78⁽⁸⁾		.68⁽⁸⁾		1.05⁽⁸⁾		1.96⁽⁸⁾
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705	.80		.70		1.07		1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945	.81		.71		1.09		2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120	.81		.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	_⁽¹²⁾	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.08	1.20	1.28	-	-	-	11.28	12.80	60,541	.86⁽⁸⁾		.65⁽⁸⁾		1.06⁽⁸⁾		.99⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.15	.10	.58	.68	(.21)	(.05)	(.26)	9.57	7.65	298,155	.46⁽⁸⁾		.36⁽⁸⁾		.73⁽⁸⁾		2.27⁽⁸⁾
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276	.47		.37		.74		2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854	.49		.38		.76		2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604	.49		.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	_⁽¹²⁾	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.12	1.18	1.30	-	-	-	11.30	13.00	23,465	.55⁽⁸⁾		.32⁽⁸⁾		.73⁽⁸⁾		1.56⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.20	.12	.58	.70	(.23)	(.05)	(.28)	9.62	7.92	96,816	.17⁽⁸⁾		.07⁽⁸⁾		.44⁽⁸⁾		2.65⁽⁸⁾
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372	.17		.07		.44		2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932	.19		.08		.46		2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599	.19		.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	_⁽¹²⁾	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.14	1.19	1.33	-	-	-	11.33	13.30	5,773	.23⁽⁸⁾		.02⁽⁸⁾		.43⁽⁸⁾		1.79⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.18	.12	.58	.70	(.24)	(.05)	(.29)	9.59	7.88	44,235	.13⁽⁸⁾		.03⁽⁸⁾		.40⁽⁸⁾		2.50⁽⁸⁾
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185	.12		.02		.39		2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170	.14		.03		.41		2.47
10/31/09⁽⁶⁾⁽¹¹⁾	7.23	.05	.95	1.00	-	-	-	8.23	13.83	8,324	.04		.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.31	$.11	$.51	$.62	$(.22)	$(.09)	$(.31)	$9.62	6.87%	$610,951	.49	%⁽⁸⁾	.39	%⁽⁸⁾	.74	%⁽⁸⁾	2.32	%⁽⁸⁾
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824	.48		.38		.73		2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697	.50		.39		.75		2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195	.44		.30		.71		3.13
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	_⁽¹²⁾	(.16)	7.62	(30.69)	229,310	.49		.34		.74		2.71
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.15	1.01	1.16	-	-	-	11.16	11.60	120,871	.61⁽⁸⁾		.37⁽⁸⁾		.78⁽⁸⁾		1.90⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.15	.07	.51	.58	(.16)	(.09)	(.25)	9.48	6.43	12,877	1.25⁽⁸⁾		1.14⁽⁸⁾		1.49⁽⁸⁾		1.59⁽⁸⁾
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27		1.12		1.47		1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30		1.12		1.48		1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	_⁽¹²⁾	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.09	1.02	1.11	-	-	-	11.11	11.10	1,085	1.39⁽⁸⁾		1.07⁽⁸⁾		1.48⁽⁸⁾		1.16⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.16	.08	.50	.58	(.16)	(.09)	(.25)	9.49	6.48	300,056	1.16⁽⁸⁾		1.06⁽⁸⁾		1.41⁽⁸⁾		1.65⁽⁸⁾
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17		1.07		1.42		1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20		1.09		1.45		1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	_⁽¹²⁾	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.09	1.01	1.10	-	-	-	11.10	11.00	30,602	1.30⁽⁸⁾		1.08⁽⁸⁾		1.49⁽⁸⁾		1.15⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.25	.09	.51	.60	(.19)	(.09)	(.28)	9.57	6.70	360,818	.79⁽⁸⁾		.69⁽⁸⁾		1.04⁽⁸⁾		2.03⁽⁸⁾
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498	.80		.70		1.05		2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863	.82		.71		1.07		2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184	.81		.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	_⁽¹²⁾	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.12	1.02	1.14	-	-	-	11.14	11.40	52,436	.86⁽⁸⁾		.65⁽⁸⁾		1.06⁽⁸⁾		1.48⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.31	.11	.51	.62	(.22)	(.09)	(.31)	9.62	6.89	174,250	.47⁽⁸⁾		.37⁽⁸⁾		.72⁽⁸⁾		2.33⁽⁸⁾
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013	.48		.38		.73		2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314	.49		.38		.74		2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795	.50		.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	_⁽¹²⁾	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.16	1.01	1.17	-	-	-	11.17	11.70	20,916	.54⁽⁸⁾		.32⁽⁸⁾		.73⁽⁸⁾		1.96⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.37	.12	.51	.63	(.25)	(.09)	(.34)	9.66	6.94	57,145	.17⁽⁸⁾		.07⁽⁸⁾		.42⁽⁸⁾		2.63⁽⁸⁾
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120	.17		.07		.42		2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822	.19		.08		.44		2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624	.19		.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	_⁽¹²⁾	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.17	1.02	1.19	-	-	-	11.19	11.90	5,250	.23⁽⁸⁾		.02⁽⁸⁾		.43⁽⁸⁾		2.16⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.34	.12	.53	.65	(.26)	(.09)	(.35)	9.64	7.12	23,018	.13⁽⁸⁾		.03⁽⁸⁾		.38⁽⁸⁾		2.61⁽⁸⁾
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701	.13		.03		.38		2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167	.13		.03		.39		2.49
10/31/09⁽⁶⁾⁽¹¹⁾	7.49	.04	.93	.97	-	-	-	8.46	12.95	286	.06		.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
4/30/12⁽⁶⁾⁽⁷⁾	$9.37	$.13	$.43	$.56	$(.28)	$(.16)	$(.44)	$9.49	6.19%	$489,836	.50	%⁽⁸⁾	.40	%⁽⁸⁾	.74	%⁽⁸⁾	2.80	%⁽⁸⁾
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443,287	.49		.39		.74		2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	427,948	.51		.40		.74		3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143	.46		.32		.70		3.52
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)	(.18)	7.69	(29.38)	193,480	.48		.33		.72		3.04
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.18	.90	1.08	-	-	-	11.08	10.80	115,796	.60⁽⁸⁾		.37⁽⁸⁾		.77⁽⁸⁾		2.31⁽⁸⁾
Class R-1:
4/30/12⁽⁶⁾⁽⁷⁾	9.29	.09	.43	.52	(.21)	(.16)	(.37)	9.44	5.79	3,285	1.25⁽⁸⁾		1.14⁽⁸⁾		1.48⁽⁸⁾		2.03⁽⁸⁾
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27		1.12		1.47		2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31		1.12		1.46		2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)	(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.13	.90	1.03	-	-	-	11.03	10.30	986	1.35⁽⁸⁾		1.07⁽⁸⁾		1.47⁽⁸⁾		1.64⁽⁸⁾
Class R-2:
4/30/12⁽⁶⁾⁽⁷⁾	9.25	.10	.43	.53	(.22)	(.16)	(.38)	9.40	5.86	133,033	1.17⁽⁸⁾		1.07⁽⁸⁾		1.41⁽⁸⁾		2.15⁽⁸⁾
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18		1.08		1.43		2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20		1.09		1.43		2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)	(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.12	.91	1.03	-	-	-	11.03	10.30	22,695	1.34⁽⁸⁾		1.08⁽⁸⁾		1.48⁽⁸⁾		1.58⁽⁸⁾
Class R-3:
4/30/12⁽⁶⁾⁽⁷⁾	9.32	.11	.43	.54	(.25)	(.16)	(.41)	9.45	5.98	175,447	.79⁽⁸⁾		.69⁽⁸⁾		1.03⁽⁸⁾		2.49⁽⁸⁾
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705	.81		.71		1.06		2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606	.82		.71		1.05		2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523	.82		.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)	(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.15	.91	1.06	-	-	-	11.06	10.60	44,224	.87⁽⁸⁾		.65⁽⁸⁾		1.05⁽⁸⁾		1.88⁽⁸⁾
Class R-4:
4/30/12⁽⁶⁾⁽⁷⁾	9.37	.13	.43	.56	(.28)	(.16)	(.44)	9.49	6.20	110,618	.47⁽⁸⁾		.37⁽⁸⁾		.71⁽⁸⁾		2.81⁽⁸⁾
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670	.48		.38		.73		2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544	.49		.38		.72		3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973	.50		.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)	(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.19	.90	1.09	-	-	-	11.09	10.90	19,354	.57⁽⁸⁾		.32⁽⁸⁾		.72⁽⁸⁾		2.35⁽⁸⁾
Class R-5:
4/30/12⁽⁶⁾⁽⁷⁾	9.43	.15	.43	.58	(.31)	(.16)	(.47)	9.54	6.37	37,183	.18⁽⁸⁾		.08⁽⁸⁾		.42⁽⁸⁾		3.15⁽⁸⁾
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640	.18		.08		.43		3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997	.19		.08		.42		3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675	.20		.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)	(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07⁽⁶⁾⁽¹⁰⁾	10.00	.20	.91	1.11	-	-	-	11.11	11.10	9,131	.29⁽⁸⁾		.02⁽⁸⁾		.42⁽⁸⁾		2.57⁽⁸⁾
Class R-6:
4/30/12⁽⁶⁾⁽⁷⁾	9.41	.14	.43	.57	(.31)	(.16)	(.47)	9.51	6.33	16,338	.14⁽⁸⁾		.04⁽⁸⁾		.38⁽⁸⁾		3.10⁽⁸⁾
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646	.13		.03		.38		3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033	.14		.03		.37		3.27
10/31/09⁽⁶⁾⁽¹¹⁾	7.55	.08	.85	.93	-	-	-	8.48	12.32	4,016	.05		.01		.39		.91

	Six months ended April 30, 2012⁽⁶⁾⁽⁷⁾	Period ended October 31
Portfolio turnover rate for all share classes		2011	2010		2009		2008		2007⁽⁶⁾⁽¹⁰⁾
2055 Fund	8%	23%	44%	⁽⁶⁾⁽⁹⁾	-%		-%		-%
2050 Fund	2	2	7		5		5		1
2045 Fund	2	1	4		-	⁽¹⁴⁾	2		-	⁽¹⁴⁾
2040 Fund	2	1	2		1		2		1
2035 Fund	2	1	2		-	⁽¹⁴⁾	-	⁽¹⁴⁾	-	⁽¹⁴⁾
2030 Fund	2	2	1		-	⁽¹⁴⁾	2		-	⁽¹⁴⁾
2025 Fund	2	3	3		1		1		1
2020 Fund	2	7	8		1		1		-	⁽¹⁴⁾
2015 Fund	3	7	13		2		3		-	⁽¹⁴⁾
2010 Fund	5	19	21		5		12		8

⁽¹⁾Based on average shares outstanding.
⁽²⁾Total returns exclude any applicable sales charges.
⁽³⁾This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the funds' transfer agent services fees for certain retirement plan share classes.

⁽⁴⁾This column does not include expenses of the underlying funds in which each fund invests.
⁽⁵⁾This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 43 to 47 for further information regarding fees and expenses.

⁽⁶⁾Based on operations for the period shown and, accordingly, is not representative of a full year.
⁽⁷⁾Unaudited for the six months ended April 30, 2012.
⁽⁸⁾Annualized.
⁽⁹⁾For the period February 1, 2010, commencement of operations, through October 31, 2010.
⁽¹⁰⁾For the period February 1, 2007, commencement of operations, through October 31, 2007.
⁽¹¹⁾For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
⁽¹²⁾Amount less than $.01.
⁽¹³⁾For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
⁽¹⁴⁾Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Expense example
 unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2011, through April 30, 2012).

Actual expenses:
The first line of each share class in the table on pages 44 to 47 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on pages 44 to 47 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2011	Ending account value 4/30/2012	Expenses paid during period(1)(2)	Annualized expense ratio(2)	Effective expenses paid during period(3)	Effective annualized expense ratio(4)

American Funds 2055 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,096.85	$1.98	.38%	$4.12	.79%
Class A -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-1 -- actual return	1,000.00	1,092.00	5.88	1.13	8.01	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.72	1.54
Class R-2 -- actual return	1,000.00	1,092.59	5.46	1.05	7.60	1.46
Class R-2 -- assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.32	1.46
Class R-3 -- actual return	1,000.00	1,095.26	3.65	.70	5.78	1.11
Class R-3 -- assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-4 -- actual return	1,000.00	1,097.56	1.98	.38	4.12	.79
Class R-4 -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-5 -- actual return	1,000.00	1,098.63	.52	.10	2.66	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.37	.50	.10	2.56	.51
Class R-6 -- actual return	1,000.00	1,098.96	.31	.06	2.45	.47
Class R-6 -- assumed 5% return	1,000.00	1,024.57	.30	.06	2.36	.47
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,096.42	$2.08	.40%	$4.22	.81%
Class A -- assumed 5% return	1,000.00	1,022.87	2.01	.40	4.07	.81
Class R-1 -- actual return	1,000.00	1,093.02	5.98	1.15	8.12	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.82	1.56
Class R-2 -- actual return	1,000.00	1,092.39	5.57	1.07	7.70	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.42	1.48
Class R-3 -- actual return	1,000.00	1,094.82	3.65	.70	5.78	1.11
Class R-3 -- assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-4 -- actual return	1,000.00	1,097.71	2.03	.39	4.17	.80
Class R-4 -- assumed 5% return	1,000.00	1,022.92	1.96	.39	4.02	.80
Class R-5 -- actual return	1,000.00	1,099.04	.47	.09	2.61	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.42	.45	.09	2.51	.50
Class R-6 -- actual return	1,000.00	1,098.57	.31	.06	2.45	.47
Class R-6 -- assumed 5% return	1,000.00	1,024.57	.30	.06	2.36	.47
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,096.29	$2.08	.40%	$4.22	.81%
Class A -- assumed 5% return	1,000.00	1,022.87	2.01	.40	4.07	.81
Class R-1 -- actual return	1,000.00	1,092.31	6.03	1.16	8.17	1.57
Class R-1 -- assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.87	1.57
Class R-2 -- actual return	1,000.00	1,092.98	5.57	1.07	7.70	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.42	1.48
Class R-3 -- actual return	1,000.00	1,095.96	3.65	.70	5.78	1.11
Class R-3 -- assumed 5% return	1,000.00	1,021.38	3.52	.70	5.57	1.11
Class R-4 -- actual return	1,000.00	1,097.60	1.98	.38	4.12	.79
Class R-4 -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-5 -- actual return	1,000.00	1,098.72	.47	.09	2.61	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.42	.45	.09	2.51	.50
Class R-6 -- actual return	1,000.00	1,098.33	.31	.06	2.45	.47
Class R-6 -- assumed 5% return	1,000.00	1,024.57	.30	.06	2.36	.47
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,096.17	$1.98	.38%	$4.12	.79%
Class A -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-1 -- actual return	1,000.00	1,093.52	5.93	1.14	8.07	1.55
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.77	1.55
Class R-2 -- actual return	1,000.00	1,093.60	5.47	1.05	7.60	1.46
Class R-2 -- assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.32	1.46
Class R-3 -- actual return	1,000.00	1,095.56	3.60	.69	5.73	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.43	3.47	.69	5.52	1.10
Class R-4 -- actual return	1,000.00	1,097.31	1.93	.37	4.07	.78
Class R-4 -- assumed 5% return	1,000.00	1,023.02	1.86	.37	3.92	.78
Class R-5 -- actual return	1,000.00	1,098.68	.42	.08	2.56	.49
Class R-5 -- assumed 5% return	1,000.00	1,024.47	.40	.08	2.46	.49
Class R-6 -- actual return	1,000.00	1,098.24	.21	.04	2.35	.45
Class R-6 -- assumed 5% return	1,000.00	1,024.66	.20	.04	2.26	.45
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,096.23	$1.98	.38%	$4.12	.79%
Class A -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.97	.79
Class R-1 -- actual return	1,000.00	1,091.73	5.93	1.14	8.06	1.55
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.77	1.55
Class R-2 -- actual return	1,000.00	1,092.66	5.46	1.05	7.60	1.46
Class R-2 -- assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.32	1.46
Class R-3 -- actual return	1,000.00	1,093.49	3.59	.69	5.73	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.43	3.47	.69	5.52	1.10
Class R-4 -- actual return	1,000.00	1,095.18	1.93	.37	4.06	.78
Class R-4 -- assumed 5% return	1,000.00	1,023.02	1.86	.37	3.92	.78
Class R-5 -- actual return	1,000.00	1,096.59	.42	.08	2.55	.49
Class R-5 -- assumed 5% return	1,000.00	1,024.47	.40	.08	2.46	.49
Class R-6 -- actual return	1,000.00	1,097.35	.21	.04	2.35	.45
Class R-6 -- assumed 5% return	1,000.00	1,024.66	.20	.04	2.26	.45
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,095.21	$1.98	.38%	$4.06	.78%
Class A -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.92	.78
Class R-1 -- actual return	1,000.00	1,090.71	5.87	1.13	7.95	1.53
Class R-1 -- assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.67	1.53
Class R-2 -- actual return	1,000.00	1,091.54	5.46	1.05	7.54	1.45
Class R-2 -- assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.27	1.45
Class R-3 -- actual return	1,000.00	1,093.48	3.54	.68	5.62	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.48	3.42	.68	5.42	1.08
Class R-4 -- actual return	1,000.00	1,096.56	1.88	.36	3.96	.76
Class R-4 -- assumed 5% return	1,000.00	1,023.07	1.81	.36	3.82	.76
Class R-5 -- actual return	1,000.00	1,097.91	.37	.07	2.45	.47
Class R-5 -- assumed 5% return	1,000.00	1,024.52	.35	.07	2.36	.47
Class R-6 -- actual return	1,000.00	1,097.55	.16	.03	2.24	.43
Class R-6 -- assumed 5% return	1,000.00	1,024.71	.15	.03	2.16	.43
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,091.63	$1.98	.38%	$4.00	.77%
Class A -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.87	.77
Class R-1 -- actual return	1,000.00	1,085.92	5.91	1.14	7.94	1.53
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.67	1.53
Class R-2 -- actual return	1,000.00	1,086.82	5.45	1.05	7.47	1.44
Class R-2 -- assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.22	1.44
Class R-3 -- actual return	1,000.00	1,088.91	3.53	.68	5.56	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.48	3.42	.68	5.37	1.07
Class R-4 -- actual return	1,000.00	1,090.61	1.92	.37	3.95	.76
Class R-4 -- assumed 5% return	1,000.00	1,023.02	1.86	.37	3.82	.76
Class R-5 -- actual return	1,000.00	1,092.10	.36	.07	2.39	.46
Class R-5 -- assumed 5% return	1,000.00	1,024.52	.35	.07	2.31	.46
Class R-6 -- actual return	1,000.00	1,092.73	.16	.03	2.19	.42
Class R-6 -- assumed 5% return	1,000.00	1,024.71	.15	.03	2.11	.42
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,076.47	$1.96	.38%	$3.87	.75%
Class A -- assumed 5% return	1,000.00	1,022.97	1.91	.38	3.77	.75
Class R-1 -- actual return	1,000.00	1,073.29	5.83	1.13	7.73	1.50
Class R-1 -- assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.52	1.50
Class R-2 -- actual return	1,000.00	1,072.55	5.41	1.05	7.32	1.42
Class R-2 -- assumed 5% return	1,000.00	1,019.64	5.27	1.05	7.12	1.42
Class R-3 -- actual return	1,000.00	1,075.91	3.51	.68	5.42	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.48	3.42	.68	5.27	1.05
Class R-4 -- actual return	1,000.00	1,076.55	1.86	.36	3.77	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.07	1.81	.36	3.67	.73
Class R-5 -- actual return	1,000.00	1,079.25	.36	.07	2.27	.44
Class R-5 -- assumed 5% return	1,000.00	1,024.52	.35	.07	2.21	.44
Class R-6 -- actual return	1,000.00	1,078.77	.16	.03	2.07	.40
Class R-6 -- assumed 5% return	1,000.00	1,024.71	.15	.03	2.01	.40
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,068.71	$2.01	.39%	$3.81	.74%
Class A -- assumed 5% return	1,000.00	1,022.92	1.96	.39	3.72	.74
Class R-1 -- actual return	1,000.00	1,064.25	5.85	1.14	7.65	1.49
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.47	1.49
Class R-2 -- actual return	1,000.00	1,064.82	5.44	1.06	7.24	1.41
Class R-2 -- assumed 5% return	1,000.00	1,019.59	5.32	1.06	7.07	1.41
Class R-3 -- actual return	1,000.00	1,066.99	3.55	.69	5.34	1.04
Class R-3 -- assumed 5% return	1,000.00	1,021.43	3.47	.69	5.22	1.04
Class R-4 -- actual return	1,000.00	1,068.90	1.90	.37	3.70	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.02	1.86	.37	3.62	.72
Class R-5 -- actual return	1,000.00	1,069.42	.36	.07	2.16	.42
Class R-5 -- assumed 5% return	1,000.00	1,024.52	.35	.07	2.11	.42
Class R-6 -- actual return	1,000.00	1,071.20	.15	.03	1.96	.38
Class R-6 -- assumed 5% return	1,000.00	1,024.71	.15	.03	1.91	.38
American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,061.95	$2.05	.40%	$3.79	.74%
Class A -- assumed 5% return	1,000.00	1,022.87	2.01	.40	3.72	.74
Class R-1 -- actual return	1,000.00	1,057.87	5.83	1.14	7.57	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.42	1.48
Class R-2 -- actual return	1,000.00	1,058.64	5.48	1.07	7.22	1.41
Class R-2 -- assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.07	1.41
Class R-3 -- actual return	1,000.00	1,059.85	3.53	.69	5.28	1.03
Class R-3 -- assumed 5% return	1,000.00	1,021.43	3.47	.69	5.17	1.03
Class R-4 -- actual return	1,000.00	1,062.04	1.90	.37	3.64	.71
Class R-4 -- assumed 5% return	1,000.00	1,023.02	1.86	.37	3.57	.71
Class R-5 -- actual return	1,000.00	1,063.71	.41	.08	2.16	.42
Class R-5 -- assumed 5% return	1,000.00	1,024.47	.40	.08	2.11	.42
Class R-6 -- actual return	1,000.00	1,063.26	.21	.04	1.95	.38
Class R-6 -- assumed 5% return	1,000.00	1,024.66	.20	.04	1.91	.38

(1)The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

(2)The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
(3)The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

(4)The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Approval of Investment Advisory and Service Agreement

The funds’ board has approved the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2012. The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined that the funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of the funds in light of their investment objectives. They compared the funds’ total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the funds are included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results. The board and the committee concluded that the funds’ results have been satisfactory and that CRMC’s record in managing the funds and the underlying American Funds in which the funds invest indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the funds’ advisory fees, and the total expense levels of the funds (including the fees and expenses of the underlying American Funds in which the funds invest), to those of other relevant funds. The board noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove that waiver without board approval. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees payable by the funds under the agreement and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that the funds’ cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions primarily on behalf of the underlying American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the advisory fee structure of the underlying American Funds in which the funds invest. The board and the committee concluded that the funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-850-0612P

Litho in USA RCG/UNL/9802-S30491

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 29, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 29, 2012